UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1	SCHEDULE OF INVESTMENTS

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of September 30, 2011 (Unaudited)

ASG Diversifying Strategies Fund

Principal Amount	Description	Value (†)
Certificates of Deposit – 68.2% of Net Assets
$ 6,400,000	National Bank of Canada, 0.030%, 10/03/2011	$6,400,000
13,000,000	Bank of Montreal (IL), 0.080%, 10/03/2011	13,000,000
17,000,000	BNP Paribas, 0.140%, 10/03/2011	17,000,000
12,000,000	National Australia Bank, 0.200%, 10/05/2011	11,999,964
6,000,000	Credit Industriel et Commercial (NY), 0.290%, 10/07/2011(b)	6,000,084
15,000,000	Mitsubishi UFJ Trust & Bank (NY), 0.270%, 10/11/2011	15,000,042
12,000,000	Credit Agricole CIB (NY), 0.355%, 10/11/2011(c)	11,999,928
15,000,000	Sumitomo Mitsui Bank (NY), 0.210%, 10/14/2011	15,000,027
12,000,000	Toronto Dominion Bank, 0.140%, 10/20/2011	12,000,468
5,000,000	Canadian Imperial Bank of Commerce (NY), 0.275%, 10/24/2011(b)(d)	4,999,925
16,000,000	Skandinaviska Enskilda Banken (NY), 0.300%, 11/14/2011	15,999,802
13,000,000	Mizuho Corporate Bank, 0.300%, 11/15/2011	13,000,169
12,000,000	Standard Chartered Bank (NY), 0.310%, 11/16/2011	12,000,624
14,000,000	Bank of Tokyo-Mitsubishi UFJ (NY), 0.280%, 11/18/2011	14,000,000
8,000,000	Royal Bank of Scotland PLC, 0.320%, 11/23/2011	8,000,840
6,000,000	Canadian Imperial Bank of Commerce (NY), 0.277%, 11/28/2011(b)(d)	5,999,556
12,000,000	Rabobank Nederland NV (NY), 0.290%, 11/30/2011	12,001,224
3,000,000	Bank of Nova Scotia (TX), 0.295%, 12/05/2011	2,999,808
15,000,000	Svenska Handelsbanken (NY), 0.310%, 12/15/2011	14,999,370
16,000,000	Lloyds TSB Bank PLC (NY), 0.320%, 12/28/2011	15,999,216
5,000,000	Nordea Bank Finland (NY), 0.330%, 12/28/2011(b)	5,000,495
1,000,000	Skandinaviska Enskilda Banken (NY), 0.420%, 12/29/2011	1,000,225
4,000,000	Rabobank Nederland NV (NY), 0.380%, 1/30/2012	3,999,864
12,000,000	Westpac Banking Corp. (NY), 0.262%, 2/06/2012(b)(d)	12,000,000
5,000,000	Barclays Bank PLC, 0.432%, 2/09/2012(b)(e)	4,995,930
2,000,000	Canadian Imperial Bank of Commerce (NY), 0.230%, 2/21/2012(b)	2,000,160

Principal Amount	Description	Value (†)
Certificates of Deposit – continued
$13,000,000	Bank of Nova Scotia (TX), 0.370%, 3/21/2012	$12,991,901

	Total Certificates of Deposit (Identified Cost $270,401,404)	270,389,622

Financial Company Commercial Paper – 19.7%
3,000,000	ING (US) Funding LLC, 0.170%, 10/03/2011(f)	2,999,972
17,000,000	Societe Generale North America, 0.250%, 10/03/2011(f)	16,999,764
8,000,000	Axis Bank Ltd., (Credit Support: Bank of America) 0.350%, 10/03/2011(f)	7,999,696
12,000,000	ING (US) Funding LLC, 0.175%, 10/06/2011(f)	11,999,676
12,000,000	General Electric Capital Corp., 0.140%, 10/20/2011(f)	11,999,868
4,000,000	ICICI Bank Ltd., (Credit Support: Bank of America) 0.350%, 10/25/2011(f)	3,999,066
11,000,000	Nordea North America, Inc., 0.280%, 11/23/2011(f)	10,995,974
8,000,000	Royal Bank of Scotland PLC, 0.300%, 11/29/2011(f)	7,996,136
3,000,000	ICICI Bank Ltd., (Credit Support: Bank of America) 0.450%, 12/12/2011(b)(f)	2,998,236

	Total Financial Company Commercial Paper (Identified Cost $77,986,301)	77,988,388

Other Commercial Paper – 3.0%
7,000,000	Grainger (WW), Inc., 0.070%, 10/04/2011(f)	6,999,959
5,000,000	Grainger (WW), Inc., 0.100%, 10/11/2011(f)	4,999,785

	Total Other Commercial Paper (Identified Cost $11,999,820)	11,999,744

	Total Investments — 90.9% (Identified Cost $360,387,525)(a)	360,377,754
	Other assets less liabilities — 9.1%	35,917,474

	Net Assets — 100.0%	$396,295,228

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Diversifying Strategies Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2011, the value of the Fund’s investment in the Subsidiary was $10,980,611, representing 2.8% of the Fund’s net assets.

(†)	Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser or subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Futures contracts are valued at their most recent settlement price.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At September 30, 2011, the net unrealized depreciation on short term investments based on a cost of $360,387,525 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,720
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(15,491)

Net unrealized depreciation	$(9,771)

Only short-term obligations purchased with an original or remaining maturity of more than 60 days are valued at other than amortized cost.

At December 31, 2010 post-October capital loss deferrals were $14,494,432. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(c)	Interest rate changes monthly based upon 1 Month Libor. The spread to 1 Month Libor changes each month. The rate shown is the rate in effect at the date of this statement.
(d)	Interest rate changes monthly based upon 1 Month Libor +4 BP. The rate shown is the rate in effect at the date of this statement.
(e)	Interest rate changes quarterly based upon 3 Month Libor. The spread to 3 Month Libor changes each quarter. The rate shown is the rate in effect at the date of this statement.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies and to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy	12/21/2011	Australian Dollar	65,100,000	$62,416,213	$(3,438,538)
Sell	12/21/2011	Australian Dollar	64,300,000	61,649,194	4,011,586
Buy	12/21/2011	British Pound	84,062,500	130,988,765	(1,965,158)
Sell	12/21/2011	British Pound	51,937,500	80,930,605	386,280
Buy	12/21/2011	Canadian Dollar	38,000,000	36,201,961	(2,270,441)
Sell	12/21/2011	Canadian Dollar	61,900,000	58,971,089	3,437,541
Sell	12/21/2011	Euro	35,750,000	47,880,327	1,139,326
Buy	12/21/2011	Japanese Yen	4,187,500,000	54,354,060	(349,669)
Buy	12/21/2011	New Zealand Dollar	121,000,000	91,738,660	(7,420,814)
Sell	12/21/2011	New Zealand Dollar	140,400,000	106,447,173	7,805,110
Buy	12/21/2011	Norwegian Krone	196,000,000	33,263,397	(1,277,596)
Sell	12/21/2011	Norwegian Krone	114,000,000	19,347,078	516,892
Buy	12/21/2011	Singapore Dollar	22,125,000	16,919,838	(892,451)
Sell	12/21/2011	Singapore Dollar	22,750,000	17,397,799	827,904
Sell	12/21/2011	Swedish Krona	146,000,000	21,198,534	628,682
Buy	12/21/2011	Swiss Franc	16,250,000	17,957,256	(630,530)
Buy	12/21/2011	Turkish Lira	2,100,000	1,116,807	(41,357)
Sell	12/21/2011	Turkish Lira	2,700,000	1,435,894	41,052

Total					$507,819

[1]	Counterparty is UBS AG.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are limited.

At September 30, 2011, open futures contracts purchased were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
ASX SPI 200	12/15/2011	72	$6,967,441	$(156,453)
E-mini Dow	12/16/2011	42	2,276,610	22,260
E-mini NASDAQ 100	12/16/2011	50	2,134,500	(27,250)
E-mini S&P 500	12/16/2011	20	1,126,000	(16,000)
Euribor	03/19/2012	1,038	343,684,319	(164,957)
Euro Schatz	12/08/2011	954	140,114,053	(440,376)
Eurodollar	03/19/2012	328	81,516,200	(68,487)
German Euro BOBL	12/08/2011	337	55,141,169	(258,773)
German Euro Bund	12/08/2011	304	55,590,187	(181,590)
Hang Seng	10/28/2011	98	10,961,040	(232,183)
Mini-Russell 2000	12/16/2011	15	962,250	(94,950)
MSCI Taiwan	10/28/2011	43	1,100,800	18,060
S&P/TSX 60	12/15/2011	97	12,305,735	340,510
Sterling	03/21/2012	1,632	315,000,187	(277,729)
UK Long Gilt	12/28/2011	248	50,271,211	(44,380)
2 Year U.S. Treasury Note	12/30/2011	1,272	280,098,376	(358,796)
3 Year Australia Government Bond	12/15/2011	633	65,382,794	(243,123)
5 Year U.S. Treasury Note	12/30/2011	585	71,653,359	(43,086)
10 Year Australia Government Bond	12/15/2011	128	14,153,858	8,483
10 Year Japan Government Bond	12/09/2011	79	145,678,335	(378,971)
10 Year U.S. Treasury Note	12/20/2011	574	74,673,813	78,844
30 Year U.S. Treasury Bond	12/20/2011	125	17,828,125	755,531

Total				$(1,763,416)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	12/21/2011	19	$1,023,031	$(89,106)
Brent Crude Oil	10/14/2011	60	6,165,600	(469,420)
Cocoa	12/14/2011	89	2,321,120	(338,200)
Coffee	12/19/2011	78	6,695,325	(849,000)
Corn	12/14/2011	137	4,058,625	(1,049,387)
Cotton	12/07/2011	47	2,354,465	(247,630)
Gas Oil	11/10/2011	51	4,485,450	1,275
Gasoline	10/31/2011	21	2,238,604	(104,341)
Gold	12/28/2011	63	10,220,490	(225,100)
Heating Oil	10/31/2011	31	3,618,649	(102,467)
Light Sweet Crude Oil	10/20/2011	23	1,821,600	(219,690)
Live Cattle	12/30/2011	6	294,360	8,040
Nickel	12/21/2011	10	1,056,000	(229,290)
Silver	12/28/2011	20	3,008,300	(1,330,400)
Soybean	11/14/2011	91	5,364,450	(1,225,038)
Soybean Meal	12/14/2011	116	3,579,760	(893,200)
Soybean Oil	12/14/2011	201	6,055,326	(1,003,938)
Sugar	02/29/2012	38	1,076,342	(55,832)

Total				$(8,422,724)

At September 30, 2011, open futures contracts sold were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX	10/21/2011	8	$601,387	$(10,397)
DAX	12/16/2011	10	1,832,443	36,006
FTSE 100	12/16/2011	20	1,587,626	12,631
FTSE JSE Top 40	12/15/2011	194	6,363,354	64,631
MSCI Singapore	10/28/2011	1	46,945	61
Nikkei 225	12/09/2011	5	563,983	(13,613)
OMXS30	10/21/2011	100	1,324,812	(64,463)
SGX CNX Nifty	10/25/2011	554	5,463,548	(3,092)
TOPIX	12/09/2011	161	15,811,941	(490,237)
10 Year Canada Government Bond	12/19/2011	377	47,816,652	(83,033)

Total				$(551,506)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	12/21/2011	24	$1,292,250	$98,462
Copper	12/21/2011	19	3,333,075	763,087
Copper High Grade	12/28/2011	13	1,024,400	285,662
KC Wheat	12/14/2011	1	35,200	2,588
Natural Gas	10/27/2011	9	329,940	19,260
Nickel	12/21/2011	12	1,267,200	164,430
Wheat	12/14/2011	1	30,462	1,213
Zinc	12/21/2011	5	232,219	40,250

Total				$1,374,952

[2]	Commodity futures are held by ASG Diversifying Strategies Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities*	$—	$360,377,754	$—	$360,377,754
Forward Foreign Currency Contracts (unrealized appreciation)	—	18,794,373	—	18,794,373
Futures Contracts (unrealized appreciation)	2,721,284	—	—	2,721,284

Total	$2,721,284	$379,172,127	$—	$381,893,411

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(18,286,554)	$—	$(18,286,554)
Futures Contracts (unrealized depreciation)	(12,083,978)	—	—	(12,083,978)

Total	$(12,083,978)	$(18,286,554)	$—	$(30,370,532)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time rather than track the performance of any particular index. The Fund uses multiple quantitative investment models and strategies, each of which has an absolute return objective and may involve a broad range of market exposures. These market exposures, which are expected to change over time, may include exposures to the returns of equity and fixed income securities, currencies and commodities. Under normal market conditions, the Fund will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management. During the period ended September 30, 2011, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, commodities (through investments in the Subsidiary), and short-term interest rates to capture the exposures suggested by the quantitative investment models. The Fund also used short contracts on U.S. and foreign equity market indices to hedge correlation to the global equity markets.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. The agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of September 30, 2011, the Fund did not hold any derivative positions (including open trades) subject to credit-risk-related contingent features that were in a net liability position by counterparty.

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to net amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of September 30, 2011, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $18,794,373 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $507,819. These amounts do not take into account the value of collateral received by the Fund in the amount of $653,129.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. The Fund receives collateral in the form of reductions in counterparty margin requirements. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The following is a summary of derivative instruments for the Fund, as of September 30, 2011:

Asset Derivatives	Foreign Exchange Contracts	Equity Contracts	Interest Rate Contracts	Commodity Contracts
Forwards (unrealized appreciation)	$18,794,373	$—	$—	$—
Futures (unrealized appreciation)	—	494,159	842,858	1,384,267

Liability Derivatives	Foreign Exchange Contracts	Equity Contracts	Interest Rate Contracts	Commodity Contracts
Forwards (unrealized depreciation)	$(18,286,554)	$—	$—	$—
Futures (unrealized depreciation)	—	(1,108,638)	(2,543,301)	(8,432,039)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Investment Summary at September 30, 2011 (Unaudited)

Certificates of Deposit	68.2%
Financial Company Commercial Paper	19.7
Other Commercial Paper	3.0

Total Investments	90.9
Other assets less liabilities (including open forward foreign currency and futures contracts)	9.1

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of September 30, 2011 (Unaudited)

ASG Global Alternatives Fund

Principal Amount	Description	Value (†)
Certificates of Deposit – 68.8% of Net Assets
$17,900,000	National Bank of Canada, 0.030%, 10/03/2011	$17,900,000
60,000,000	Commerzbank AG, 0.040%, 10/03/2011	60,000,000
52,000,000	Bank of Montreal (IL), 0.080%, 10/03/2011	52,000,000
60,000,000	BNP Paribas, 0.140%, 10/03/2011	60,000,000
45,000,000	National Australia Bank, 0.200%, 10/05/2011	44,999,865
15,000,000	Toronto Dominion Bank, 0.155%, 10/07/2011(b)	15,000,255
6,000,000	Credit Industriel et Commercial (NY), 0.290%, 10/07/2011	6,000,084
30,000,000	Mitsubishi UFJ Trust & Bank (NY), 0.270%, 10/11/2011	30,000,083
20,000,000	Credit Agricole CIB (NY), 0.355%, 10/11/2011(c)	19,999,880
50,000,000	Sumitomo Mitsui Bank (NY), 0.210%, 10/14/2011	50,000,091
22,000,000	Toronto Dominion Bank, 0.140%, 10/20/2011	22,000,858
15,000,000	Canadian Imperial Bank of Commerce (NY), 0.275%, 10/24/2011(b)(d)	14,999,775
13,000,000	Lloyds TSB Bank PLC (NY), 0.335%, 10/25/2011	13,001,313
7,000,000	Svenska Handelsbanken (NY), 0.295%, 10/28/2011	7,000,406
30,000,000	Rabobank Nederland NV (NY), 0.180%, 11/07/2011	29,998,410
20,000,000	Mizuho Corporate Bank, 0.300%, 11/10/2011(b)	20,000,220
16,000,000	Skandinaviska Enskilda Banken (NY), 0.300%, 11/14/2011	16,000,395
20,000,000	Bank of Nova Scotia (TX), 0.240%, 11/15/2011(b)	19,999,240
32,000,000	Mizuho Corporate Bank, 0.300%, 11/15/2011	32,000,416
50,000,000	Standard Chartered Bank (NY), 0.310%, 11/16/2011	50,002,600
50,000,000	Bank of Tokyo-Mitsubishi UFJ (NY), 0.280%, 11/18/2011(b)	50,000,000
16,000,000	Royal Bank of Scotland PLC, 0.320%, 11/23/2011	16,001,680
15,000,000	Canadian Imperial Bank of Commerce (NY), 0.277%, 11/28/2011(b)(d)	14,998,890
22,000,000	Rabobank Nederland NV (NY), 0.290%, 11/30/2011	22,002,244
25,000,000	Svenska Handelsbanken (NY), 0.310%, 12/01/2011	24,999,125
5,000,000	Bank of Nova Scotia (TX), 0.295%, 12/05/2011	4,999,680
20,000,000	Westpac Banking Corp. (NY), 0.230%, 12/09/2011(b)	20,000,000

Principal Amount	Description	Value (†)
Certificates of Deposit – continued
$22,000,000	Svenska Handelsbanken (NY), 0.310%, 12/15/2011	$21,999,076
46,000,000	Lloyds TSB Bank PLC (NY), 0.320%, 12/28/2011	45,997,746
7,000,000	Nordea Bank Finland (NY), 0.330%, 12/28/2011	7,000,693
44,000,000	Skandinaviska Enskilda Banken (NY), 0.420%, 12/29/2011	44,009,900
13,000,000	Toronto Dominion Bank, 0.260%, 1/09/2012	13,003,276
6,000,000	Rabobank Nederland NV (NY), 0.380%, 1/30/2012	5,999,796
28,500,000	Westpac Banking Corp. (NY), 0.262%, 2/06/2012(d)	28,500,000
10,000,000	Barclays Bank PLC, 0.432%, 2/09/2012(b)(e)	9,991,860
20,000,000	Canadian Imperial Bank of Commerce (NY), 0.230%, 2/21/2012	20,001,600
12,000,000	Bank of Nova Scotia (TX), 0.370%, 3/21/2012	11,992,524

	Total Certificates of Deposit (Identified Cost $942,404,467)	942,401,981

Financial Company Commercial Paper – 24.4%
9,000,000	ING (US) Funding LLC, 0.170%, 10/03/2011(f)	8,999,914
10,000,000	Nordea North America, Inc., 0.195%, 10/03/2011(f)	9,999,892
60,000,000	Societe Generale North America, 0.250%, 10/03/2011(f)	59,999,167
9,800,000	Axis Bank Ltd., (Credit Support: Bank of America) 0.350%, 10/03/2011(f)	9,799,628
45,000,000	ING (US) Funding LLC, 0.175%, 10/06/2011(f)	44,998,785
50,000,000	General Electric Capital Corp., 0.140%, 10/20/2011(f)	49,999,450
20,000,000	Bank of Nova Scotia (NY), 0.240%, 10/25/2011(f)	19,999,160
15,000,000	ICICI Bank Ltd., (Credit Support: Bank of America) 0.350%, 10/25/2011(f)	14,996,500
10,000,000	Nordea North America, Inc., 0.260%, 11/07/2011(f)	9,997,680
30,000,000	Nordea North America, Inc., 0.280%, 11/23/2011(f)	29,989,020
44,000,000	Royal Bank of Scotland PLC, 0.300%, 11/29/2011(f)	43,978,748
31,000,000	ICICI Bank Ltd., (Credit Support: Bank of America) 0.450%, 12/12/2011(f)	30,981,772

	Total Financial Company Commercial Paper (Identified Cost $333,722,722)	333,739,716

Other Commercial Paper – 3.6%
38,000,000	Grainger (WW), Inc., 0.070%, 10/04/2011(f)	37,999,778
12,000,000	Grainger (WW), Inc., 0.010%, 10/11/2011(f)	11,999,484

	Total Other Commercial Paper (Identified Cost $49,999,445)	49,999,262

	Total Investments — 96.8% (Identified Cost $1,326,126,634)(a)	1,326,140,959
	Other assets less liabilities — 3.2%	43,444,098

	Net Assets — 100.0%	$1,369,585,057

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2011, the value of the Fund’s investment in the Subsidiary was $23,795,353, representing 1.7% of the Fund’s net assets.

(†)	Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser or subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Futures contracts are valued at their most recent settlement price.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At September 30, 2011, the net unrealized appreciation on short term investments based on a cost of $1,326,126,634 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$41,233
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(26,908)

Net unrealized appreciation	$14,325

Only short-term obligations purchased with an original or remaining maturity of more than 60 days are valued at other than amortized cost.

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(c)	Interest rate changes monthly based upon 1 Month Libor. The spread to 1 Month Libor changes each month. The rate shown is the rate in effect at the date of this statement.
(d)	Interest rate changes monthly based upon 1 Month Libor +4 BP. The rate shown is the rate in effect at the date of this statement.
(e)	Interest rate changes quarterly based upon 3 Month Libor. The spread to 3 Month Libor changes each quarter. The rate shown is the rate in effect at the date of this statement.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Forward Foreign Currency

Contracts The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies and to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy	12/21/2011	Australian Dollar	25,800,000	$24,736,379	$(1,587,747)
Buy	12/21/2011	British Pound	3,000,000	4,674,692	(70,132)
Buy	12/21/2011	Canadian Dollar	21,800,000	20,768,493	(1,210,637)
Buy	12/21/2011	Euro	5,625,000	7,533,618	(177,695)
Buy	12/21/2011	Japanese Yen	2,825,000,000	36,668,709	(162,767)
Sell	12/21/2011	Japanese Yen	887,500,000	11,519,816	78,792
Buy	12/21/2011	Swedish Krona	166,000,000	24,102,443	(681,771)
Sell	12/21/2011	Swedish Krona	36,000,000	5,227,036	21,178
Buy	12/21/2011	Swiss Franc	7,875,000	8,702,363	(305,564)
Sell	12/21/2011	Swiss Franc	1,750,000	1,933,858	8,413

Total					$(4,087,930)

[1]	Counterparty is UBS AG.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are limited.

At September 30, 2011, open futures contracts purchased were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
DAX	12/16/2011	94	$17,224,963	$1,197,971
E-mini S&P 500	12/16/2011	1,082	60,916,600	(2,591,400)
Eurodollar	03/19/2012	1,782	442,871,550	(396,837)
FTSE 100	12/16/2011	231	18,337,078	(171,105)
German Euro Bund	12/08/2011	124	22,674,944	(90,942)
Hang Seng	10/28/2011	244	27,290,752	(578,088)
TOPIX	12/09/2011	143	14,044,146	246,026
UK Long Gilt	12/28/2011	177	35,879,050	482,884
10 Year Japan Government Bond	12/09/2011	2	3,688,059	(9,594)
10 Year U.S. Treasury Note	12/20/2011	157	20,424,719	79,984

Total				$(1,831,101)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	12/21/2011	874	$47,059,437	$(4,249,169)
Brent Crude Oil	10/14/2011	211	21,682,360	(1,777,310)
Copper	12/21/2011	60	10,525,500	(2,409,750)
Gas Oil	11/10/2011	60	5,277,000	1,500
Gold	12/28/2011	93	15,087,390	(1,266,180)
Heating Oil	10/31/2011	35	4,085,571	(115,689)
Light Sweet Crude Oil	10/20/2011	127	10,058,400	(1,185,700)
Nickel	12/21/2011	34	3,590,400	(736,032)
Zinc	12/21/2011	65	3,018,844	(523,250)

Total				$(12,261,580)

At September 30, 2011, open futures contracts sold were as follows:

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	12/21/2011	211	$11,361,031	$272,981
Copper	12/21/2011	16	2,806,800	137,700
Natural Gas	10/27/2011	64	2,346,240	136,960

Total				$547,641

[2]	Commodity futures are held by ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities*	$—	$1,326,140,959	$—	$1,326,140,959
Forward Foreign Currency Contracts (unrealized appreciation)	—	108,383	—	108,383
Futures Contracts (unrealized appreciation)	2,556,006	—	—	2,556,006

Total	$2,556,006	$1,326,249,342	$—	$1,328,805,348

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(4,196,313)	$—	$(4,196,313)
Futures Contracts (unrealized depreciation)	(16,101,046)	—	—	(16,101,046)

Total	$ (16,101,046)	$ (4,196,313)	$ —	$ (20,297,359)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended September 30, 2011, the Fund used long contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, and short-term interest rates, and long and short contracts on commodities (through investments in the Subsidiary) and foreign currencies.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of September 30, 2011, the fair value of derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(4,087,930)	$7,320,000

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to net amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of September 30, 2011, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $108,383 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $0.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. The Fund receives collateral in the form of reductions in counterparty margin requirements. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The following is a summary of derivative instruments for the Fund, as of September 30, 2011:

Asset Derivatives	Foreign Exchange Contracts	Equity Contracts	Interest Rate Contracts	Commodity Contracts
Forwards (unrealized appreciation)	$108,383	$—	$—	$—
Futures (unrealized appreciation)	—	1,443,997	562,868	549,141

Liability Derivatives	Foreign Exchange Contracts	Equity Contracts	Interest Rate Contracts	Commodity Contracts
Forwards (unrealized depreciation)	$(4,196,313)	$—	$—	$—
Futures (unrealized depreciation)	—	(3,340,593)	(497,374)	(12,263,079)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Investment Summary at September 30, 2011 (Unaudited)

Certificates of Deposit	68.8%
Financial Company Commercial Paper	24.4
Other Commercial Paper	3.6

Total Investments	96.8
Other assets less liabilities (including open forward foreign currency and futures contracts)	3.2

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of September 30, 2011 (Unaudited)

ASG Managed Futures Strategy Fund

Principal Amount	Description	Value (†)
Certificates of Deposit – 64.5% of Net Assets
$20,000,000	Bank of Montreal (IL), 0.080%, 10/03/2011	$20,000,000
2,300,000	BNP Paribas, 0.140%, 10/03/2011	2,300,000
16,000,000	National Australia Bank, 0.200%, 10/05/2011	15,999,952
11,000,000	Toronto Dominion Bank, 0.155%, 10/07/2011	11,000,187
11,000,000	Credit Industriel et Commercial (NY), 0.290%, 10/07/2011(b)	11,000,154
22,000,000	Mitsubishi UFJ Trust & Bank (NY), 0.270%, 10/11/2011	22,000,061
14,000,000	Credit Agricole CIB (NY), 0.355%, 10/11/2011(c)	13,999,916
23,000,000	Sumitomo Mitsui Bank (NY), 0.210%, 10/14/2011	23,000,042
3,000,000	Standard Chartered Bank (NY), 0.210%, 10/18/2011	2,999,986
6,000,000	Toronto Dominion Bank, 0.140%, 10/20/2011(b)	6,000,234
6,000,000	Canadian Imperial Bank of Commerce (NY), 0.275%, 10/24/2011(b)(d)	5,999,910
14,000,000	Svenska Handelsbanken (NY), 0.295%, 10/28/2011	14,000,812
16,000,000	Rabobank Nederland NV (NY), 0.180%, 11/07/2011	15,999,152
13,000,000	Skandinaviska Enskilda Banken (NY), 0.300%, 11/14/2011	13,000,135
9,000,000	Bank of Nova Scotia (TX), 0.240%, 11/15/2011	8,999,658
18,000,000	Mizuho Corporate Bank, 0.300%, 11/15/2011(b)	18,000,234
17,000,000	Standard Chartered Bank (NY), 0.310%, 11/16/2011	17,000,884
19,000,000	Bank of Tokyo-Mitsubishi UFJ (NY), 0.280%, 11/18/2011	19,000,000
10,000,000	Royal Bank of Scotland PLC, 0.320%, 11/23/2011	10,001,050
2,000,000	Canadian Imperial Bank of Commerce (NY), 0.277%, 11/28/2011(b)(d)	1,999,852
4,000,000	Rabobank Nederland NV (NY), 0.290%, 11/30/2011	4,000,408
6,000,000	Bank of Nova Scotia (TX), 0.295%, 12/05/2011	5,999,616
10,000,000	Westpac Banking Corp. (NY), 0.230%, 12/09/2011(b)	10,000,000
9,000,000	Svenska Handelsbanken (NY), 0.310%, 12/15/2011	8,999,622
22,000,000	Lloyds TSB Bank PLC (NY), 0.320%, 12/28/2011	21,998,922
4,000,000	Nordea Bank Finland (NY), 0.330%, 12/28/2011	4,000,396
10,000,000	Skandinaviska Enskilda Banken (NY), 0.420%, 12/29/2011	10,002,250

Principal Amount	Description	Value (†)
Certificates of Deposit – continued
$ 5,000,000	Toronto Dominion Bank, 0.260%, 1/09/2012	$5,001,260
5,000,000	Westpac Banking Corp. (NY), 0.262%, 2/06/2012(b)(d)	5,000,000
5,000,000	Barclays Bank PLC, 0.432%, 2/09/2012(b)(e)	4,995,930
12,000,000	Canadian Imperial Bank of Commerce (NY), 0.230%, 2/21/2012	12,000,960

	Total Certificates of Deposit (Identified Cost $344,301,425)	344,301,583

Financial Company Commercial Paper – 20.6%
6,000,000	ING (US) Funding LLC, 0.170%, 10/03/2011(f)	5,999,943
2,000,000	Nordea North America, Inc., 0.195%, 10/03/2011(b)(f)	1,999,978
15,000,000	Societe Generale North America, 0.250%, 10/03/2011(f)	14,999,792
11,900,000	Axis Bank Ltd., (Credit Support: Bank of America) 0.350%, 10/03/2011(f)	11,899,548
16,000,000	ING (US) Funding LLC, 0.175%, 10/06/2011(f)	15,999,568
17,000,000	General Electric Capital Corp., 0.140%, 10/20/2011(f)	16,999,813
8,000,000	Bank of Nova Scotia (NY), 0.240%, 10/25/2011(f)	7,999,664
6,000,000	ICICI Bank Ltd., (Credit Support: Bank of America) 0.350%, 10/25/2011(f)	5,998,600
16,000,000	Nordea North America, Inc., 0.280%, 11/23/2011(f)	15,994,144
12,000,000	Royal Bank of Scotland PLC, 0.300%, 11/29/2011(f)	11,994,204

	Total Financial Company Commercial Paper (Identified Cost $109,882,661)	109,885,254

Other Commercial Paper – 3.2%
17,000,000	Grainger (WW), Inc., 0.100%, 10/11/2011(f) (Identified Cost $16,999,528)	16,999,269

	Total Investments — 88.3% (Identified Cost $471,183,614)(a)	471,186,106
	Other assets less liabilities — 11.7%	62,483,646

	Net Assets — 100.0%	$533,669,752

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2011, the value of the Fund’s investment in the Subsidiary was $24,656,470, representing 4.6% of the Fund’s net assets.

(†)	Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser or subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Futures contracts are valued at their most recent settlement price.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At September 30, 2011, the net unrealized appreciation on short term investments based on a cost of $471,183,614 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$10,955
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,463)

Net unrealized appreciation	$2,492

Only short-term obligations purchased with an original or remaining maturity of more than 60 days are valued at other than amortized cost.

At December 31, 2010 post-October capital loss deferrals and post-October currency loss deferrals were $974,676 and $5,139, respectively. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(c)	Interest rate changes monthly based upon 1 Month Libor. The spread to 1 Month Libor changes each month. The rate shown is the rate in effect at the date of this statement.
(d)	Interest rate changes monthly based upon 1 Month Libor +4 BP. The rate shown is the rate in effect at the date of this statement.
(e)	Interest rate changes quarterly based upon 3 Month Libor. The spread to 3 Month Libor changes each quarter. The rate shown is the rate in effect at the date of this statement.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies and to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy	12/21/2011	Australian Dollar	105,500,000	$101,150,699	$(5,298,599)
Sell	12/21/2011	Australian Dollar	97,200,000	93,192,872	6,063,781
Buy	12/21/2011	British Pound	122,062,500	190,201,530	(2,853,497)
Sell	12/21/2011	British Pound	148,250,000	231,007,695	1,749,937
Buy	12/21/2011	Canadian Dollar	53,300,000	50,778,014	(3,034,877)
Sell	12/21/2011	Canadian Dollar	83,900,000	79,930,119	4,659,285
Buy	12/21/2011	Euro	31,500,000	42,188,260	(1,072,544)
Sell	12/21/2011	Euro	61,375,000	82,200,142	1,658,885
Buy	12/21/2011	Japanese Yen	7,712,500,000	100,108,821	(600,028)
Sell	12/21/2011	Japanese Yen	3,012,500,000	39,102,473	227,038
Buy	12/21/2011	New Zealand Dollar	145,200,000	110,086,393	(8,884,389)
Sell	12/21/2011	New Zealand Dollar	180,300,000	136,698,186	9,037,178
Buy	12/21/2011	Norwegian Krone	318,000,000	53,968,165	(2,072,835)
Sell	12/21/2011	Norwegian Krone	414,000,000	70,260,441	2,678,699
Buy	12/21/2011	Singapore Dollar	53,375,000	40,817,913	(2,152,975)
Sell	12/21/2011	Singapore Dollar	63,125,000	48,274,113	1,769,799
Buy	12/21/2011	Swedish Krona	136,000,000	19,746,580	(411,253)
Sell	12/21/2011	Swedish Krona	334,000,000	48,495,277	1,438,218
Buy	12/21/2011	Swiss Franc	6,375,000	7,044,770	(247,362)
Sell	12/21/2011	Turkish Lira	8,700,000	4,626,771	192,239

Total					$2,846,700

[1]	Counterparty is UBS AG.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are limited.

At September 30, 2011, open futures contracts purchased were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini NASDAQ 100	12/16/2011	40	$1,707,600	$(62,000)
Euribor	03/19/2012	1,675	554,596,564	(524,646)
Euro Schatz	12/08/2011	1,368	200,918,265	(574,739)
Eurodollar	03/19/2012	1,359	337,745,475	(223,187)
German Euro BOBL	12/08/2011	414	67,740,190	(260,688)
German Euro Bund	12/08/2011	270	49,372,863	(155,545)
Sterling	03/21/2012	3,025	583,869,832	(707,578)
UK Long Gilt	12/28/2011	219	44,392,723	792,300
2 Year U.S. Treasury Note	12/30/2011	1,663	366,197,798	(512,608)
3 Year Australia Government Bond	12/15/2011	770	79,533,573	(295,743)
5 Year U.S. Treasury Note	12/30/2011	775	94,925,391	(68,188)
10 Year Australia Government Bond	12/15/2011	301	33,283,680	(205,100)
10 Year Canada Government Bond	12/19/2011	408	51,748,526	1,136,902
10 Year Japan Government Bond	12/09/2011	110	202,843,252	(527,681)
10 Year U.S. Treasury Note	12/20/2011	429	55,810,219	452,461
30 Year U.S. Treasury Bond	12/20/2011	167	23,818,375	1,051,578

Total				$(684,462)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude Oil	10/14/2011	63	$6,473,880	$(518,530)
Coffee	12/19/2011	97	8,326,238	(1,286,850)
Corn	12/14/2011	296	8,769,000	(2,174,275)
Gas Oil	11/10/2011	148	13,016,600	5,025
Gasoline	10/31/2011	107	11,406,221	(531,640)
Gold	12/28/2011	98	15,898,540	80,750
Heating Oil	10/31/2011	75	8,754,795	(247,611)
Silver	12/28/2011	38	5,715,770	(2,392,680)
Soybean	11/14/2011	150	8,842,500	(1,578,338)
Soybean Meal	12/14/2011	232	7,159,520	(1,663,610)
Sugar	02/29/2012	241	6,826,277	(285,925)

Total				$(10,593,684)

At September 30, 2011, open futures contracts sold were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX	10/21/2011	129	$9,697,364	$(438,982)
ASX SPI 200	12/15/2011	61	5,902,971	138,164
DAX	12/16/2011	7	1,282,710	(89,797)
E-mini Dow	12/16/2011	2	108,410	(610)
E-mini S&P 500	12/16/2011	4	225,200	10,800
FTSE 100	12/16/2011	88	6,985,554	55,577
FTSE JSE Top 40	12/15/2011	3	98,402	3,102
Hang Seng	10/28/2011	52	5,816,062	117,170
Mini-Russell 2000	12/16/2011	13	833,950	(8,450)
MSCI Singapore	10/28/2011	7	328,618	4,282
MSCI Taiwan	10/28/2011	308	7,884,800	(123,200)
Nikkei 225	12/09/2011	70	7,895,760	(45,378)
OMXS30	10/21/2011	503	6,663,805	(232,757)
S&P/TSX 60	12/15/2011	71	9,007,291	757,790
SGX CNX Nifty	10/25/2011	164	1,617,368	(2,788)
TOPIX	12/09/2011	51	5,008,752	(97,861)

Total				$47,062

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	12/21/2011	248	$13,353,250	$1,216,750
Cocoa	12/14/2011	15	391,200	30,300
Copper	12/21/2011	49	8,595,825	1,967,962
Copper High Grade	12/28/2011	2	157,600	45,200
Cotton	12/07/2011	1	50,095	1,015
KC Wheat	12/14/2011	5	176,000	22,575
Light Sweet Crude Oil	10/20/2011	70	5,544,000	697,200
Live Cattle	12/30/2011	101	4,955,060	(136,680)
Natural Gas	10/27/2011	336	12,317,760	749,760
Nickel	12/21/2011	81	8,553,600	1,753,488
Soybean Oil	12/14/2011	283	8,525,658	491,400
Wheat	12/14/2011	290	8,834,125	1,432,788
Zinc	12/21/2011	202	9,381,637	1,626,100

Total				$9,897,858

[2]	Commodity futures are held by ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities*	$—	$471,186,106	$—	$471,186,106
Forward Foreign Currency Contracts (unrealized appreciation)	—	29,475,059	—	29,475,059
Futures Contracts (unrealized appreciation)	14,640,439	—	—	14,640,439

Total	$14,640,439	$500,661,165	$—	$515,301,604

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(26,628,359)	$—	$(26,628,359)
Futures Contracts (unrealized depreciation)	(15,973,665)	—	—	(15,973,665)

Total	$(15,973,665)	$(26,628,359)	$—	$(42,602,024)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time. The Fund uses a proprietary quantitative model to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of trends in a particular asset class. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to the returns of U.S. and non-U.S. equity and fixed income securities indices, currencies and commodities. During the period ended September 30, 2011, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, commodities (through investments in the Subsidiary), and short-term interest rates in accordance with these objectives.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. The agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of September 30, 2011, the Fund did not hold any derivative positions (including open trades) subject to credit-risk-related contingent features that were in a net liability position by counterparty.

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to net amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of September 30, 2011, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $29,475,059 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $2,846,700. These amounts do not take into account the value of collateral received by the Fund in the amount of $3,415,744.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. The Fund receives collateral in the form of reductions in counterparty margin requirements. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The following is a summary of derivative instruments for the Fund, as of September 30, 2011:

Asset Derivatives	Foreign Exchange Contracts	Equity Contracts	Interest Rate Contracts	Commodity Contracts
Forwards (unrealized appreciation)	$29,475,059	$—	$—	$—
Futures (unrealized appreciation)	—	1,086,884	3,433,242	10,120,313

Liability Derivatives	Foreign Exchange Contracts	Equity Contracts	Interest Rate Contracts	Commodity Contracts
Forwards (unrealized depreciation)	$(26,628,359)	$—	$—	$—
Futures (unrealized depreciation)	—	(1,101,823)	(4,055,703)	(10,816,139)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Investment Summary at September 30, 2011 (Unaudited)

Certificates of Deposit	64.5%
Financial Company Commercial Paper	20.6
Other Commercial Paper	3.2

Total Investments	88.3
Other assets less liabilities (including open forward foreign currency and futures contracts)	11.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2011 (Unaudited)

Harris Associates Large Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 99.7% of Net Assets
	Aerospace & Defense – 4.1%
63,600	Boeing Co. (The)	$3,848,436
13,800	General Dynamics Corp.	785,082

		4,633,518

	Air Freight & Logistics – 2.5%
41,400	FedEx Corp.	2,801,952

	Automobiles – 2.1%
34,900	Toyota Motor Corp., Sponsored ADR	2,382,274

	Capital Markets – 2.9%
34,600	Franklin Resources, Inc.	3,309,144

	Commercial Banks – 4.3%
203,000	Wells Fargo & Co.	4,896,360

	Commercial Services & Supplies – 2.9%
117,000	Republic Services, Inc.	3,283,020

	Consumer Finance – 0.8%
42,150	Discover Financial Services	966,921

	Diversified Financial Services – 6.8%
15,900	CME Group, Inc., Class A	3,917,760
126,200	JPMorgan Chase & Co.	3,801,144

		7,718,904

	Electrical Equipment – 1.6%
32,200	Rockwell Automation, Inc.	1,803,200

	Energy Equipment & Services – 3.9%
43,500	National-Oilwell Varco, Inc.	2,228,070
46,600	Transocean Ltd.	2,224,684

		4,452,754

	Health Care Equipment & Supplies – 7.0%
88,300	Baxter International, Inc.	4,957,162
92,100	Medtronic, Inc.	3,061,404

		8,018,566

	Hotels, Restaurants & Leisure – 9.3%
148,400	Carnival Corp.	4,496,520
101,100	Marriott International, Inc., Class A	2,753,964
28,100	McDonald’s Corp.	2,467,742
21,500	Starwood Hotels & Resorts Worldwide, Inc.	834,630

		10,552,856

	Independent Power Producers & Energy Traders – 0.8%
69,300	Calpine Corp.(b)	975,744

	Insurance – 3.4%
34,300	Aflac, Inc.	1,198,785

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – continued
111,100	Allstate Corp. (The)	$2,631,959

		3,830,744

	IT Services – 7.2%
13,200	MasterCard, Inc., Class A	4,186,512
46,900	Visa, Inc., Class A	4,020,268

		8,206,780

	Machinery – 4.4%
23,500	Caterpillar, Inc.	1,735,240
78,400	Illinois Tool Works, Inc.	3,261,440

		4,996,680

	Media – 7.7%
192,400	Comcast Corp., Special Class A	3,980,756
61,200	Omnicom Group, Inc.	2,254,608
41,800	Time Warner, Inc.	1,252,746
42,600	Walt Disney Co. (The)	1,284,816

		8,772,926

	Oil, Gas & Consumable Fuels – 9.5%
32,700	Apache Corp.	2,623,848
38,600	Range Resources Corp.	2,256,556
82,200	Ultra Petroleum Corp.(b)	2,278,584
153,400	Williams Cos., Inc. (The)	3,733,756

		10,892,744

	Semiconductors & Semiconductor Equipment – 14.0%
404,700	Applied Materials, Inc.	4,188,645
356,200	Intel Corp.	7,597,746
16,500	Lam Research Corp.(b)	626,670
134,700	Texas Instruments, Inc.	3,589,755

		16,002,816

	Software – 2.3%
91,100	Oracle Corp.	2,618,214

	Specialty Retail – 1.2%
56,800	CarMax, Inc.(b)	1,354,680

	Textiles, Apparel & Luxury Goods – 1.0%
13,500	NIKE, Inc., Class B	1,154,385

	Total Common Stocks (Identified Cost $121,269,125)	113,625,182

Principal Amount
Short-Term Investments – 2.4%
$2,802,290	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2011 at 0.000% to be repurchased at $2,802,290 on 10/03/2011, collateralized by $2,810,000 Federal Home Loan Mortgage Corp., 2.125% due 9/21/2012 valued at $2,862,688 including accrued interest(c) (Identified Cost $2,802,290)	2,802,290

	Total Investments – 102.1% (Identified Cost $124,071,415)(a)	116,427,472
	Other assets less liabilities – (2.1)%	(2,428,982)

	Net Assets – 100.0%	$113,998,490

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2011, the net unrealized depreciation on investments based on a cost of $124,071,415 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,274,303
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(14,918,246)

Net unrealized depreciation	$(7,643,943)

At December 31, 2010, the Fund had a capital loss carryforward of $19,962,109 of which $9,965,466 expires on December 31, 2011, $9,206,549 expires on December 31, 2017 and $790,094 expires on December 31, 2018. At December 31, 2010 post- October capital loss deferrals were $618,746. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$113,625,182	$—	$—	$113,625,182
Short-Term Investments	—	2,802,290	—	2,802,290

Total	$113,625,182	$2,802,290	$—	$116,427,472

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2011 (Unaudited)

Semiconductors & Semiconductor Equipment	14.0%
Oil, Gas & Consumable Fuels	9.5
Hotels, Restaurants & Leisure	9.3
Media	7.7
IT Services	7.2
Health Care Equipment & Supplies	7.0
Diversified Financial Services	6.8
Machinery	4.4
Commercial Banks	4.3
Aerospace & Defense	4.1
Energy Equipment & Services	3.9
Insurance	3.4
Capital Markets	2.9
Commercial Services & Supplies	2.9
Air Freight & Logistics	2.5
Software	2.3
Automobiles	2.1
Other Investments, less than 2% each	5.4
Short-Term Investments	2.4

Total Investments	102.1
Other assets less liabilities	(2.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2011 (Unaudited)

Loomis Sayles Absolute Strategies Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 66.4% of Net Assets
Non-Convertible Bonds – 63.7%
	ABS Car Loan – 0.2%
$730,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	$742,199
425,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class B, 8.110%, 3/15/2016, 144A	432,721

		1,174,920

	ABS Home Equity – 2.2%
1,427,868	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 0.525%, 11/25/2045(b)	844,651
4,317,710	Argent Securities, Inc., Series 2006-M2, Class A2C, 0.385%, 9/25/2036(b)	1,265,512
2,500,000	Asset Backed Securities Corp. Home Equity, Series 2006-HE7, Class A4, 0.375%, 11/25/2036(b)	827,470
650,721	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.505%, 4/25/2035(b)	369,180
2,622,755	Fremont Home Loan Trust, Series 2006-D, Class 2A3, 0.385%, 11/25/2036(b)	851,805
3,082,552	GSAA Home Equity Trust, Series 2006-20, Class 1A1, 0.305%, 12/25/2046(b)	1,288,769
449,274	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 3.039%, 12/25/2034(b)	307,584
1,495,485	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 5.403%, 7/25/2035(b)	1,266,855
391,864	Indymac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.555%, 7/25/2045(b)	235,538
2,760,263	MASTR Asset Securitization Trust, Series 2007-1, Class 1A4, 6.500%, 11/25/2037	2,288,512
3,000,000	Novastar Home Equity Loan, Series 2007-1, Class A2C, 0.415%, 3/25/2037(b)	812,601
351,751	WaMu Mortgage Pass Through Certificates, Series 2006-AR17, Class 1A1A, 1.052%, 12/25/2046(b)	230,082
678,868	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 1.002%, 4/25/2047(b)	451,581
980,117	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 2A3, 5.500%, 11/25/2035	983,020

		12,023,160

	ABS Other – 0.7%
3,760,500	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	3,791,878

	Aerospace & Defense – 0.5%
2,250,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,933,072
800,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	768,118

		2,701,190

	Airlines – 0.4%
207,257	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	197,930

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$1,980,000	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	$1,881,000

		2,078,930

	Automotive – 3.4%
6,280,000	American Axle & Manufacturing, Inc., 7.875%, 3/01/2017	5,903,200
3,000,000	Ford Credit Canada Ltd., 4.875%, 3/17/2014, (CAD)	2,852,104
4,050,000	Lear Corp., 8.125%, 3/15/2020	4,252,500
5,500,000	Volkswagen Financial Services NV, 6.250%, 7/15/2015, (AUD)	5,451,790

		18,459,594

	Banking – 0.5%
2,447,941	Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	1,300,706
1,000,000	Morgan Stanley, GMTN, 4.500%, 2/23/2016, (EUR)	1,253,389

		2,554,095

	Building Materials – 0.2%
1,000,000	Odebrecht Finance Ltd., 6.000%, 4/05/2023, 144A	930,000

	Chemicals – 0.6%
2,245,000	Braskem America Finance Co., 144A 7.125%, 7/22/2041	2,048,563
1,600,000	Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	1,460,160

		3,508,723

	Collateralized Mortgage Obligations – 5.3%
2,104,982	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.037%, 9/25/2045(b)	1,630,239
702,228	Banc of America Funding Corp., Series 2004-B, Class 4A2, 2.807%, 11/20/2034(b)	527,858
786,014	Banc of America Funding Corp., Series 2005-B, Class 3A1, 0.461%, 4/20/2035(b)	553,274
1,714,055	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 2.520%, 2/25/2036(b)	1,430,900
751,279	Bella Vista Mortgage Trust, Series 2005-1, Class 2A, 0.502%, 2/22/2035(b)	400,988
1,176,089	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.445%, 5/25/2035(b)	664,224
548,234	Countrywide Alternative Loan Trust, Series 2005-17, Class 2A1, 0.475%, 7/25/2035(b)	314,813
484,037	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 0.535%, 5/25/2035(b)	308,571
246,716	Harborview Mortgage Loan Trust, Series 2004-11, Class 3A1A, 0.580%, 1/19/2035(b)	139,659
200,847	Harborview Mortgage Loan Trust, Series 2005-14, Class 2A1A, 2.766%, 12/19/2035(b)	141,733

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Collateralized Mortgage Obligations – continued
$2,291,138	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 2.763%, 12/19/2035(b)	$1,541,397
2,910,821	Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A, 0.345%, 5/25/2037(b)	1,430,823
829,184	Indymac Index Mortgage Loan Trust, Series 2004-AR7, Class A2, 1.095%, 9/25/2034(b)	515,073
3,846,073	Indymac Index Mortgage Loan Trust, Series 2005-AR1, Class 3A1, 2.583%, 3/25/2035(b)	2,929,819
3,609,117	Indymac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 0.535%, 7/25/2035(b)	2,197,898
2,042,161	Indymac Index Mortgage Loan Trust, Series 2005-AR35, Class 1A1, 5.433%, 2/25/2036(b)	1,309,101
1,193,754	JPMorgan Alternative Loan Trust, Series 2006-A7, Class 1A1, 0.395%, 12/25/2036(b)	571,174
2,781,112	Lehman XS Trust, Series 2007-10H, Class 1A11, 0.355%, 7/25/2037(b)(c)	1,104,683
1,127,286	Luminent Mortgage Pass Through Trust, Series 2006-6, Class A1, 0.435%, 10/25/2046(b)	683,492
1,470,439	MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 4A1, 2.877%, 12/25/2034(b)	1,128,035
808,789	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.395%, 1/25/2047(b)	437,856
1,269,124	MASTR Adjustable Rate Mortgages Trust, Series 2007-HF1, Class A1, 0.475%, 5/25/2037(b)	546,798
1,962,276	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035	1,742,068
2,800,000	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	2,352,020
421,867	Provident Funding Mortgage Loan Trust, Series 2005-2, Class 2A1A, 2.641%, 10/25/2035(b)	385,645
2,411,759	Residential Accredit Loans, Inc., Series 2005-QA12, Class NB4, 4.068%, 12/25/2035(b)	1,344,607
1,534,159	Sequoia Mortgage Trust, Series 2004-6, Class A1, 1.940%, 7/20/2034(b)	1,211,501
978,715	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2, 2.483%, 4/25/2034(b)	796,040
622,920	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.850%, 9/25/2046(b)	443,219

		28,783,508

	Commercial Mortgage-Backed Securities – 9.2%
1,462,458	American Home Mortgage Investment Trust, Series 2005-2, Class 4A2, 2.037%, 9/25/2045(b)	1,159,804
4,565,000	CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, 5.552%, 4/15/2044, 144A(b)	3,896,762
475,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.714%, 6/15/2039(b)	494,657
1,400,000	Crown Castle Towers LLC, 4.883%, 8/15/2040, 144A	1,457,099
350,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	393,400
1,400,000	CW Capital Cobalt Ltd., Series 2007-C2, Class A3, 5.484%, 4/15/2047	1,483,488
7,409,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.557%, 11/10/2046, 144A(b)	5,818,984

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Commercial Mortgage-Backed Securities – continued
$2,805,000	Extended Stay America Trust, Series 2010-ESHA, Class D, 5.498%, 11/05/2027, 144A	$2,637,993
2,856,368	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.867%, 6/19/2035(b)	2,412,671
1,400,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	1,453,330
675,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867%, 12/10/2049	543,899
250,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.790%, 8/10/2045(b)	259,729
4,340,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.790%, 8/10/2045(b)	3,157,919
4,060,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2010-C1, Class D, 6.314%, 6/15/2043, 144A(b)	3,575,906
2,500,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	2,532,927
2,430,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	2,492,961
1,300,000	Morgan Stanley Capital I, Series 2011-C1, Class D, 5.256%, 9/15/2047, 144A(b)	1,004,724
1,300,000	Morgan Stanley Capital I, Series 2011-C1, Class E, 5.256%, 9/15/2047, 144A(b)	926,673
2,125,000	Morgan Stanley Capital I, Series 2011-C2, Class E, 5.319%, 6/15/2044, 144A(b)	1,505,433
4,800,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.790%, 8/12/2045, 144A(b)	4,479,374
1,000,000	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.790%, 8/15/2045, 144A(b)	935,342
9,325,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.466%, 2/15/2044, 144A(b)	7,547,814

		50,170,889

	Diversified Manufacturing – 1.0%
5,900,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	5,516,500

	Electric – 3.2%
1,400,000	Ameren Energy Generating Co., Series F, 7.950%, 6/01/2032	1,358,000
4,205,000	Cia de Eletricidade do Estado da Bahia, 11.750%, 4/27/2016, 144A, (BRL)	2,258,769
7,655,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	6,066,526
4,700,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	2,414,290
1,700,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	1,433,046
800,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	746,670
3,250,000	IPALCO Enterprises, Inc., 7.250%, 4/01/2016, 144A	3,339,375

		17,616,676

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Gaming – 0.9%
$2,400,000	Mandalay Resort Group, 7.625%, 7/15/2013	$2,340,000
500,000	MGM Resorts International, 6.875%, 4/01/2016	425,000
250,000	MGM Resorts International, 7.500%, 6/01/2016	216,875
2,000,000	MGM Resorts International, 7.625%, 1/15/2017	1,715,000

		4,696,875

	Government Owned - No Guarantee – 0.1%
400,000	Petrobras International Finance Co., 6.750%, 1/27/2041	414,000

	Healthcare – 2.0%
6,660,000	Biomet, Inc., 11.625%, 10/15/2017	6,909,750
3,870,000	HCA, Inc., 7.500%, 2/15/2022	3,570,075
450,000	Owens & Minor, Inc., 6.350%, 4/15/2016(d)	483,962

		10,963,787

	Hybrid ARMs – 0.6%
2,288,228	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 3.030%, 4/25/2035(b)	1,012,003
1,472,609	Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1, 0.625%, 12/25/2034(b)	821,551
1,171,238	Lehman XS Trust, Series 2006-4N, Class A2A, 0.455%, 4/25/2046(b)	565,402
1,232,267	Morgan Stanley Mortgage Loan Trust, Series 2005-2AR, Class A, 0.495%, 4/25/2035(b)	867,108

		3,266,064

	Industrial Other – 0.1%
750,000	Steelcase, Inc., 6.375%, 2/15/2021	803,292

	Life Insurance – 2.1%
500,000	American International Group, Inc., Series MPLE, 4.900%, 6/02/2014, (CAD)	467,602
6,200,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	5,471,500
5,600,000	Metlife Capital Trust IV, 7.875%, 12/15/2067, 144A	5,516,000

		11,455,102

	Media Cable – 0.3%
1,500,000	Shaw Communications, Inc., 6.750%, 11/09/2039, (CAD)	1,463,040

	Media Non-Cable – 0.4%
613,000	R. R. Donnelley & Sons Co., 6.125%, 1/15/2017	531,778

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Non-Cable – continued
$2,000,000	R. R. Donnelley & Sons Co., 7.625%, 6/15/2020	$1,775,000

		2,306,778

	Metals & Mining – 1.7%
6,100,000	ArcelorMittal, 5.500%, 3/01/2021	5,465,905
1,150,000	Boart Longyear Management Pty Ltd., 7.000%, 4/01/2021, 144A	1,138,500
3,360,000	Vedanta Resources PLC, 8.250%, 6/07/2021, 144A	2,587,200

		9,191,605

	Non-Captive Consumer – 3.1%
8,675,000	Residential Capital LLC, 9.625%, 5/15/2015	6,723,125
4,250,000	SLM Corp., MTN, 8.000%, 3/25/2020	4,195,587
3,100,000	Springleaf Finance Corp., 4.125%, 11/29/2013, (EUR)	3,645,290
1,435,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	1,047,550
2,200,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	1,606,000

		17,217,552

	Non-Captive Diversified – 0.6%
3,260,000	CIT Group, Inc., 7.000%, 5/01/2015	3,235,550

	Oil Field Services – 0.7%
180,000	Basic Energy Services, Inc., 7.750%, 2/15/2019, 144A	171,000
4,040,000	OGX Petroleo e Gas Participacoes S.A., 8.500%, 6/01/2018, 144A	3,615,800
157,000	Parker Drilling Co., 9.125%, 4/01/2018	158,570

		3,945,370

	Packaging – 0.5%
1,000,000	Beverage Packaging Holdings S.A., 8.000%, 12/15/2016, 144A, (EUR)	1,031,607
750,000	Packaging Dynamics Corp., 8.750%, 2/01/2016, 144A	735,000
840,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 7.875%, 8/15/2019, 144A	810,600
145,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021, 144A	114,550

		2,691,757

	Pharmaceuticals – 0.8%
2,620,000	Valeant Pharmaceuticals International, 6.500%, 7/15/2016, 144A	2,436,600

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Pharmaceuticals – continued
$500,000		Valeant Pharmaceuticals International, 6.750%, 10/01/2017, 144A	$460,625
1,400,000		Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	1,212,750
200,000		Valeant Pharmaceuticals International, 7.000%, 10/01/2020, 144A	177,000
300,000		Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	263,250

			4,550,225

		Refining – 0.3%
1,900,000		Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 5/01/2019, 144A	1,767,000

		REITs - Warehouse/Industrials – 1.1%
5,800,000		ProLogis LP, 6.625%, 5/15/2018	6,014,490

		Sovereigns – 4.5%
1,260,000	(††)	Mexican Fixed Rate Bonds, Series M, 6.000%, 6/18/2015, (MXN)	9,357,295
725,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.500%, 6/21/2012, (MXN)	5,337,940
200,000	(††)	Mexican Fixed Rate Bonds, Series MI-10, 8.000%, 12/19/2013, (MXN)	1,538,077
325,500	(††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)	2,692,669
180,000,000		Russian Foreign Bond, 7.850%, 3/10/2018, (RUB)	5,488,214

			24,414,195

		Technology – 0.0%
75,000		CommScope, Inc., 8.250%, 1/15/2019, 144A	73,125

		Treasuries – 10.3%
25,200,000		Canadian Government Bond, 1.750%, 3/01/2013, (CAD)(e)	24,345,331
20,000		Hellenic Republic Government Bond, 4.500%, 9/20/2037, (EUR)	8,363
3,715,000		Hellenic Republic Government Bond, 4.700%, 3/20/2024, (EUR)	1,568,306
52,000,000,000		Indonesia Treasury Bond, 8.375%, 9/15/2026, (IDR)	6,578,757
240,000		Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	264,663
30,000		Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	33,504
610,000		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	676,681
11,525,000,000		Korea Treasury Bond, 3.750%, 6/10/2013, (KRW)	9,803,804
17,640,000		Malaysia Government Bond, 3.434%, 8/15/2014, (MYR)	5,548,160

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
280,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	$6,062,984
1,015,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	786,399
1,225,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	968,304

		56,645,256

	Wireless – 2.4%
12,200,000	Brasil Telecom S.A., 9.750%, 9/15/2016, 144A, (BRL)	5,904,534
4,815,000	Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/2015, 144A	4,080,712
2,725,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	2,650,063
1,005,000	Sprint Capital Corp., 6.875%, 11/15/2028	751,238

		13,386,547

	Wirelines – 3.8%
544,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	473,736
1,560,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	1,557,057
3,500,000	Qwest Corp., 7.125%, 11/15/2043	3,395,000
7,534,000	Qwest Corp., 7.200%, 11/10/2026	7,157,300
5,165,000	Qwest Corp., 7.500%, 6/15/2023	5,094,394
1,100,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	899,894
250,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	228,534
1,250,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	1,191,809
250,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	232,837
450,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	427,311
355,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	354,741

		21,012,613

	Total Non-Convertible Bonds (Identified Cost $386,134,665)	348,824,286

Convertible Bonds – 2.5%
	Auto Components – 0.2%
755,000	TRW Automotive, Inc., 3.500%, 12/01/2015	1,021,138

	Automotive – 0.4%
1,610,000	Ford Motor Co., 4.250%, 11/15/2016	2,090,987

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Healthcare – 0.2%
$1,210,000	Hologic, Inc., (accretes to principal after 12/15/2016), 2.000%, 12/15/2037(f)	$1,250,838

	Metals & Mining – 0.9%
2,250,000	Alpha Natural Resources, Inc., 2.375%, 4/15/2015	2,134,687
2,515,000	Peabody Energy Corp., 4.750%, 12/15/2066	2,603,025

		4,737,712

	Pharmaceuticals – 0.4%
2,010,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	2,306,475

	Technology – 0.4%
1,715,000	Ciena Corp., 0.875%, 6/15/2017	1,251,950
1,045,000	Intel Corp., 3.250%, 8/01/2039	1,229,181

		2,481,131

	Total Convertible Bonds (Identified Cost $17,084,368)	13,888,281

Municipals – 0.2%
	California – 0.2%
975,000	California Health Facilities Financing Authority, Series A, 5.250%, 11/15/2046 (Identified Cost $845,485)	986,261

	Total Bonds and Notes (Identified Cost $404,064,518)	363,698,828

Senior Loans – 6.8%
	Airlines – 0.2%
895,500	Allegiant Travel Company, Term Loan B, 5.750%, 3/10/2017(b)	884,306

	Automotive – 0.6%
3,476,288	Chrysler Group LLC, Term Loan, 6.000%, 5/24/2017(b)	3,021,902
520,000	Stackpole Powertrain International USA LLC, Term Loan B, 7.500%, 8/02/2017(b)	494,000

		3,515,902

	Building Materials – 0.5%
932,950	CPG International, Inc., New Term Loan B, 6.000%, 2/18/2017(b)	886,303
2,159,588	Nortek, Inc., Term Loan, 5.253%, 4/26/2017(g)	2,008,416

		2,894,719

	Chemicals – 0.5%
74,303	Houghton International, Inc., New Term Loan B, 6.750%, 1/29/2016(b)	73,313

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
Chemicals – continued
$3,010,000	PQ Corporation, 2nd Lien Term Loan, 6.740%, 7/30/2015(b)	$2,650,937

		2,724,250

	Consumer Cyclical Services – 0.2%
335,000	Allied Security Holdings LLC, 2nd Lien Term Loan, 8.500%, 2/05/2018(b)	323,694
94,199	Instant Web, Inc., Delayed Draw Term Loan, 3.614%, 8/07/2014(b)	84,779
898,051	Instant Web, Inc., Term Loan B, 3.614%, 8/07/2014(b)	808,246

		1,216,719

	Industrial Other – 0.5%
1,984,875	Milacron LLC, Term Loan B, 7.500%, 5/15/2017(b)	1,930,291
748,125	Potters Industries, 1st Lien Term Loan, 6.000%, 5/05/2017(b)	718,200

		2,648,491

	Media Cable – 0.6%
1,270,000	Cumulus Media, Inc., Term Loan, 5.750%, 9/17/2018(b)	1,194,194
2,388,000	RBS International Direct Marketing LLC, Term Loan B, 6.500%, 3/23/2017(b)	2,125,320

		3,319,514

	Oil Field Services – 0.6%
2,997,488	SemGroup Corporation, Term Loan B, 5.750%, 6/15/2018(b)	2,982,500

	Pharmaceuticals – 0.8%
4,877,775	Quintiles Transnational Corp., New Term Loan B, 5.000%, 6/08/2018(b)	4,576,962

	Retailers – 0.5%
2,643,375	Jo-Ann Stores, Inc., Term Loan, 4.750%, 3/16/2018(b)	2,444,012

	Supermarket – 0.2%
995,000	Sprouts Farmers Markets Holdings LLC, Term Loan, 6.000%, 4/18/2018(b)	937,787

	Technology – 1.2%
1,396,500	Aeroflex Incorporated, Term Loan B, 4.250%, 5/09/2018(b)	1,343,266
645,000	Inmar, Inc., New Term Loan B, 6.500%, 8/04/2017(b)	636,131
3,070,000	Lawson Software, Inc., 1st Lien Term Loan, 6.750%, 7/05/2017(b)	2,901,150
1,815,450	Open Link Financial, Inc., New Term Loan B, 5.250%, 4/27/2018(b)	1,774,602

		6,655,149

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Wireless – 0.4%
$2,460,000	Asurion Corporation, New 2nd Lien Term Loan, 9.000%, 5/24/2019(b)	$2,334,540

	Total Senior Loans (Identified Cost $39,132,998)	37,134,851

Shares
Preferred Stocks – 2.6%
Convertible Preferred Stocks – 2.1%
	Automotive – 0.5%
72,200	General Motors Co., Series B, 4.750%	2,532,776

	Banking – 0.8%
4,370	Wells Fargo & Co., Series L, Class A, 7.500%	4,514,472

	Independent Energy – 0.7%
81,250	Apache Corp., Series D, 6.000%	4,157,563

	REITs - Healthcare – 0.1%
8,000	Health Care REIT, Inc., Series I, 6.500%	370,400

	Total Convertible Preferred Stocks (Identified Cost $13,943,930)	11,575,211

Non-Convertible Preferred Stocks – 0.5%
	Non-Captive Diversified – 0.5%
275	Ally Financial, Inc., Series G, 7.000%, 144A	165,000
102,000	Montpelier Re Holdings Ltd., 8.875%	2,617,320

	Total Non-Convertible Preferred Stocks (Identified Cost $2,805,062)	2,782,320

	Total Preferred Stocks (Identified Cost $16,748,992)	14,357,531

Common Stocks – 1.9%
	Diversified Telecommunication Services – 1.4%
106,745	AT&T, Inc.	3,044,368
157,778	Telefonica S.A., Sponsored ADR	3,016,715
47,543	Verizon Communications, Inc.	1,749,582

		7,810,665

	Oil, Gas & Consumable Fuels – 0.2%
21,700	Royal Dutch Shell PLC, ADR	1,334,984

	Tobacco – 0.3%
57,114	Altria Group, Inc.	1,531,226

Principal Amount (‡)	Description	Value (†)
Common Stocks – continued
	Total Common Stocks (Identified Cost $10,612,924)	$10,676,875

Short-Term Investments – 19.0%
$266,438	Repurchase Agreement with State Street Bank and Trust Company, dated 9/30/2011 at 0.000% to be repurchased at $266,438 on 10/03/2011 collateralized by $270,000 U.S. Treasury Note, 1.375% due 5/15/2013 valued at $276,190 including accrued interest(h)	266,438
66,102,035	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2011 at 0.000% to be repurchased at $66,102,035 on 10/03/2011 collateralized by $67,425,000 Federal Home Loan Mortgage Corp., 0.500% due 8/23/2013 valued at $67,425,000 including accrued interest(e)(h)	66,102,035
38,000,000	U.S. Treasury Bill, 0.020%, 3/22/2012(e)(i)(j)	37,990,994

	Total Short-Term Investments (Identified Cost $104,364,912)	104,359,467

	Total Investments – 96.7% (Identified Cost $574,924,344)(a)	530,227,552
	Other assets less liabilities – 3.3%	17,938,586

	Net Assets – 100.0%	$548,166,138

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans shall be priced at bid prices supplied by a pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Futures contracts are valued at their most recent settlement price.

Swap agreements are valued based on mid prices supplied by a pricing service, if available, or quotations obtained from broker-dealers.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Other exchange-traded options are valued at the average of the closing bid and asked quotations.

Options on futures contracts are valued using the current settlement price.

Over-the-counter option contracts are valued based on quotations obtained from broker-dealers.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At September 30, 2011, the net unrealized depreciation on investments based on a cost of $575,506,782 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,377,640
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(46,656,870)

Net unrealized depreciation	$(45,279,230)

(b)	Variable rate security. Rate as of September 30, 2011 is disclosed.
(c)	The issuer has made partial payment with respect to interest and/or principal. Income is not being accrued.
(d)	Illiquid security. At September 30, 2011, the value of this security amounted to $483,962 or 0.1% of net assets.
(e)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or swap agreements.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Variable rate security. Rate shown represents the weighted average rate at September 30, 2011.
(h)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(i)	A portion of this security has been pledged as collateral for open forward foreign currency contracts or swap agreements and as initial margin for open futures contracts.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of Rule 144A holdings amounted to $101,622,950 or 18.5% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
RUB	New Russian Ruble

Swap Agreements

The Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also make or receive upfront payments. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that the Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Credit default swaps are marked to market daily. Fluctuations in the value of credit default swaps are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as realized gain or loss when received or paid. Upfront fees paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Credit default swaps are privately negotiated and traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. The Fund covers its net obligations under outstanding credit default swaps by segregating or earmarking liquid assets or cash.

At September 30, 2011, the Fund had the following open credit default swap agreements:

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)		Unamortized Up Front Payment Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Buy Protection
Bank of America	Bono Y Obligaciones del Estado	(1.00%)	12/20/2016	5,600,000		$686,881	$694,031	$7,150	$(2,022)
Bank of America	CDX 15 EM 500	(5.00%)	06/20/2016	24,800,000		(1,922,073)	(1,482,603)	439,470	(37,889)
Bank of America	CDX 16 EM 500	(5.00%)	12/20/2016	17,300,000		(888,126)	(1,030,975)	(142,849)	(26,431)
Bank of America	Republic of Italy	(1.00%)	09/20/2016	6,000,000		886,607	908,654	22,047	(1,833)
Bank of America	Westvaco Corp.	(1.00%)	09/20/2016	6,300,000		233,182	304,373	71,191	(1,925)
Bank of America	Weyerhaeuser Co.	(1.00%)	09/20/2016	6,300,000		263,552	362,149	98,597	(1,925)
UBS Securities	CDX 16 EM 500	(5.00%)	12/20/2016	17,300,000		(1,344,913)	(1,030,975)	313,938	(26,431)
UBS Securities	CDX 16 HY 500	(5.00%)	06/20/2016	17,400,000		1,171,256	1,567,007	395,751	(21,750)
UBS Securities	ITRX Eur SUB FIN S16 500	(5.00%)	12/20/2016	10,200,000	*	25,625	169,534	143,909	(26,572)

Total							$461,195	$1,349,204	$(146,778)

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)		Unamortized Up Front Payment Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Sell Protection
UBS Securities	Alcatel-Lucent	5.00%	06/20/2016	9.71%	2,700,000	*	$80,982	$(569,632)	$(650,614)	$5,526
Morgan Stanley	Alcatel-Lucent	5.00%	09/20/2016	9.79%	3,800,000	*	(1,443)	(841,278)	(839,835)	7,778
Deutsche Bank Securities, Inc.	Alcatel-Lucent	5.00%	09/20/2016	9.79%	4,400,000	*	(542,122)	(974,111)	(431,989)	9,006
Citigroup Global Markets	MGM Resorts International	5.00%	09/20/2016	10.71%	3,200,000		(514,442)	(643,182)	(128,740)	4,889
Bank of America	NRG Energy, Inc.	5.00%	09/20/2016	6.57%	1,500,000		(67,891)	(94,926)	(27,035)	2,292

Total								$ (3,123,129)	$(2,078,213)	$29,491

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
*	Notional value denominated in euros.
^	Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge a Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	10/24/2011	Australian Dollar	11,200,000	$10,812,467	$(312,941)
Buy[1]	10/25/2011	Australian Dollar	11,305,000	10,912,468	(124,491)
Buy[2]	10/25/2011	Australian Dollar	8,700,000	8,397,919	(206,033)
Sell[2]	10/17/2011	Australian Dollar	5,600,000	5,410,974	303,882
Sell[3]	10/18/2011	Australian Dollar	6,300,000	6,086,583	331,919
Sell[3]	10/19/2011	Australian Dollar	6,600,000	6,375,622	347,798
Sell[1]	10/24/2011	Australian Dollar	11,200,000	10,812,467	482,173
Sell[1]	10/25/2011	Australian Dollar	11,305,000	10,912,468	486,658
Sell[2]	10/25/2011	Australian Dollar	17,300,000	16,699,309	121,486
Buy[2]	10/14/2011	Brazilian Real	19,370,000	10,276,082	(1,024,968)
Buy[2]	10/24/2011	Brazilian Real	19,200,000	10,160,508	(429,674)
Sell[2]	10/14/2011	Brazilian Real	19,370,000	10,276,082	1,128,098
Sell[2]	10/24/2011	Brazilian Real	19,200,000	10,160,508	155,884
Buy[2]	10/13/2011	Canadian Dollar	13,650,000	13,022,845	(829,117)
Buy[3]	10/24/2011	Canadian Dollar	5,700,000	5,436,639	(155,160)
Sell[2]	10/13/2011	Canadian Dollar	13,650,000	13,022,845	666,992
Sell[3]	10/24/2011	Canadian Dollar	30,575,000	29,162,321	1,289,350
Buy[1]	01/30/2012	Chinese Renminbi	28,440,000	4,461,516	35,688
Sell[1]	01/30/2012	Chinese Renminbi	28,440,000	4,461,516	(83,100)
Sell[2]	10/14/2011	Columbian Peso	5,240,000,000	2,713,439	176,799
Buy[2]	10/06/2011	Euro	4,200,000	5,626,865	(188,875)
Buy[2]	10/11/2011	Euro	4,200,000	5,626,655	(188,791)
Buy[2]	10/12/2011	Euro	4,200,000	5,626,613	(128,647)
Buy[2]	10/13/2011	Euro	8,600,000	11,521,075	(214,485)
Buy[2]	10/14/2011	Euro	12,700,000	17,013,553	(389,130)
Buy[2]	10/17/2011	Euro	4,200,000	5,626,403	(128,773)
Buy[2]	10/21/2011	Euro	4,240,000	5,679,818	(48,718)
Sell[2]	10/06/2011	Euro	7,115,000	9,532,178	578,224
Sell[2]	10/11/2011	Euro	4,200,000	5,626,655	333,859
Sell[2]	10/12/2011	Euro	4,200,000	5,626,613	272,917
Sell[2]	10/13/2011	Euro	8,600,000	11,521,075	425,873
Sell[2]	10/14/2011	Euro	12,700,000	17,013,553	411,355

Sell[2]	10/17/2011	Euro	4,200,000	5,626,403	117,307
Sell[2]	10/19/2011	Euro	980,000	1,312,808	43,218
Sell[2]	10/21/2011	Euro	12,590,000	16,865,310	196,909
Sell[2]	10/28/2011	Euro	6,085,000	8,150,917	122,857
Sell[2]	10/31/2011	Euro	1,622,000	2,172,636	150,392
Buy[2]	10/03/2011	Malaysian Ringgit	17,500,000	5,481,597	(263,265)
Buy[2]	10/19/2011	Malaysian Ringgit	9,100,000	2,848,660	(51,276)
Sell[2]	10/03/2011	Malaysian Ringgit	17,500,000	5,481,597	335,255
Sell[2]	10/19/2011	Malaysian Ringgit	17,800,000	5,572,105	174,465
Buy[2]	10/14/2011	Mexican Peso	193,500,000	13,938,753	(1,048,119)
Buy[2]	10/21/2011	Mexican Peso	268,000,000	19,292,017	(775,073)
Sell[2]	10/14/2011	Mexican Peso	193,500,000	13,938,753	1,213,355
Sell[2]	10/21/2011	Mexican Peso	268,000,000	19,292,017	934,818
Buy[2]	10/13/2011	New Russian Ruble	188,000,000	5,830,686	(338,811)
Sell[2]	10/13/2011	New Russian Ruble	188,000,000	5,830,686	358,615
Buy[2]	10/06/2011	Singapore Dollar	14,500,000	11,086,513	(958,678)
Buy[2]	10/17/2011	South Korean Won	11,710,000,000	9,932,491	(643,260)
Buy[3]	10/21/2011	South Korean Won	5,800,000,000	4,918,330	(60,211)
Sell[2]	10/17/2011	South Korean Won	11,710,000,000	9,932,491	722,650
Sell[3]	10/21/2011	South Korean Won	11,650,000,000	9,879,059	277,872

Total					$3,605,072

At September 30, 2011, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive2 /Units of Currency		Unrealized Appreciation (Depreciation)
10/04/2011	Australian Dollar	5,334,915	Euro	4,070,000	$290,184
10/04/2011	Euro	4,070,000	Australian Dollar	5,534,455	(97,089)

Total					$193,095

[1]	Counterparty is Morgan Stanley
[2]	Counterparty is Credit Suisse.
[3]	Counterparty is Bank of America.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash, or short-term high-quality securities as “initial margin”. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund, depending on the price fluctuations in the fair value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited.

At September 30, 2011, open futures contracts purchased were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	12/20/2011	233	$36,959,625	$693,025

At September 30, 2011, open futures contracts sold were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	12/16/2011	333	$18,747,900	$540,268
German Euro BOBL	12/08/2011	9	1,472,613	3,480
30 Year U.S. Treasury Bond	12/20/2011	367	52,343,375	152,433

Total				$696,181

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Treasuries	$—	$46,841,452	$9,803,804	$56,645,256
All Other Non-Convertible Bonds*	—	292,179,030	—	292,179,030

Total Non-Convertible Bonds	—	339,020,482	9,803,804	348,824,286

Convertible Bonds*	—	13,888,281	—	13,888,281
Municipals*	—	986,261	—	986,261

Total Bonds and Notes	—	353,895,024	9,803,804	363,698,828

Senior Loans*	—	37,134,851	—	37,134,851
Preferred Stocks*	14,192,531	—	165,000	14,357,531
Common Stocks*	10,676,875	—	—	10,676,875
Short-Term Investments	—	104,359,467	—	104,359,467

Total	24,869,406	495,389,342	9,968,804	530,227,552

Credit Default Swap Agreements (unrealized appreciation)	—	1,492,053	—	1,492,053
Forward Foreign Currency Contracts (unrealized appreciation)	—	12,486,852	—	12,486,852
Futures Contracts (unrealized appreciation)	1,389,206	—	—	1,389,206

Total	$26,258,612	$509,368,247	$9,968,804	$545,595,663

Liability Valuation Inputs

	00000000	00000000	00000000	00000000
Description	Level 1	Level 2	Level 3	Total
Credit Default Swap Agreements (unrealized depreciation)	$—	$(2,221,062)	$—	$(2,221,062)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(8,688,685)	—	(8,688,685)

Total	$—	$(10,909,747)	$—	$(10,909,747)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2011
Bonds and Notes
Non-Convertible Bonds
Treasuries	$—	$(4,777)	$—	$(814,996)	$10,623,577	$—	$—	$—	$9,803,804	$(814,996)
Preferred Stocks
Non-Convertible Preferred Stocks
Non-Captive Diversified	—	—	—	(94,901)	—	—	259,901	—	165,000	(94,901)

Total	$—	$(4,777)	$—	$(909,897)	$10,623,577	$—	$259,901	$—	$9,968,804	$(909,897)

A preferred stock valued at $259,901 was transferred from Level 2 to Level 3 during the period ended September 30, 2011. At December 31, 2010, this security was valued on the basis of evaluated bids furnished to the Fund by a pricing service; at September 30, 2011, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts, option contracts and swap agreements (including credit default swaps).

The Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk. At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including forward foreign currency contracts, futures contracts, option contracts and swap agreements. During the period ended September 30, 2011, the Fund used forward foreign currency, futures and option contracts and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund holdings of foreign securities. During the period ended September 30, 2011, the Fund engaged in forward foreign currency transactions for hedging purposes.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet its obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds they hold without having to sell the bonds. During the period ended September 30, 2011, the Fund engaged in credit default swap transactions as a protection buyer to hedge its credit exposure.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the period ended September 30, 2011, the Fund engaged in option transactions for hedging purposes.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the period ended September 30, 2011, the Fund engaged in futures contracts for hedging purposes and to manage duration.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts, over-the-counter options and swap agreements. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of September 30, 2011, the fair value of derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Deutsche Bank	$(974,111)	$—
Citibank	(643,182)	490,884
Morgan Stanley	(357,291)	—

Forward foreign currency contracts, over-the-counter options and swap agreements are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to net amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of September 30, 2011, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $17,444,471 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $3,418,948. These amounts do not take into account the value of collateral received by the Fund in the amount of $1,120,000.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The following is a summary of derivative instruments for the Fund, as of September 30, 2011:

Asset Derivatives	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Interest Rate Contracts
Forwards (unrealized appreciation)	$12,486,852	$—	$—	$—
Futures (unrealized appreciation)	—	540,268	—	848,938
Swaps (unrealized appreciation)	—	—	1,492,053	—

Liability Derivatives	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Interest Rate Contracts
Forwards (unrealized depreciation)	$(8,688,685)	$—	$—	$—
Swaps (unrealized depreciation)	—	—	(2,221,062)	—

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2011 (Unaudited)

Treasuries	10.3%
Commercial Mortgage-Backed Securities	9.2
Collateralized Mortgage Obligations	5.3
Automotive	4.9
Sovereigns	4.5
Wirelines	3.8
Electric	3.2
Non-Captive Consumer	3.1
Wireless	2.8
Metals & Mining	2.6
Healthcare	2.2
ABS Home Equity	2.2
Life Insurance	2.1
Pharmaceuticals	2.0
Other Investments, less than 2% each	19.5
Short-Term Investments	19.0

Total Investments	96.7
Other assets less liabilities (including open credit default swap agreements, forward foreign currency contracts and futures contracts)	3.3

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of September 30, 2011 (Unaudited)

Loomis Sayles Multi-Asset Real Return Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 31.8% of Net Assets
Non-Convertible Bonds – 30.0%
	Airlines – 1.6%
$750,000	Air Canada, 9.250%, 8/01/2015, 144A	$712,500
415,000	Delta Air Lines, Inc., 9.500%, 9/15/2014, 144A	427,450

		1,139,950

	Automotive – 0.1%
65,000	Navistar International Corp., 8.250%, 11/01/2021	66,706

	Chemicals – 0.6%
420,000	PolyOne Corp., 7.375%, 9/15/2020	422,100

	Collateralized Mortgage Obligations – 0.3%
452,290	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.202%, 8/25/2046(b)	204,240

	Commercial Mortgage-Backed Securities – 0.7%
700,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.790%, 8/10/2045(b)	509,342

	Construction Machinery – 0.9%
125,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 2/01/2021	108,125
100,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.250%, 11/15/2019	98,000
500,000	United Rentals North America, Inc., 8.375%, 9/15/2020	458,750

		664,875

	Consumer Cyclical Services – 0.6%
500,000	AMC Entertainment, Inc., 9.750%, 12/01/2020	452,500

	Consumer Products – 0.4%
345,000	Visant Corp., 10.000%, 10/01/2017	319,125

	Distributors – 0.7%
500,000	ENN Energy Holdings Ltd., 6.000%, 5/13/2021, 144A	483,411

	Electric – 1.6%
315,000	AES Corp. (The), 7.375%, 7/01/2021, 144A	297,675
500,000	AES Corp. (The), 8.000%, 10/15/2017	502,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$400,000	Calpine Corp., 7.500%, 2/15/2021, 144A	$382,000

		1,182,175

	Food & Beverage – 0.4%
400,000	Marfrig Holding Europe BV, 8.375%, 5/09/2018, 144A	252,000

	Healthcare – 1.3%
390,000	Biomet, Inc., 11.625%, 10/15/2017	404,625
565,000	HCA, Inc., 7.500%, 2/15/2022	521,212

		925,837

	Independent Energy – 2.3%
1,000,000	Concho Resources, Inc., 6.500%, 1/15/2022	985,000
625,000	QEP Resources, Inc., 6.875%, 3/01/2021	653,125

		1,638,125

	Media Non-Cable – 1.8%
150,000	Intelsat Jackson Holdings S.A., 7.500%, 4/01/2021, 144A	139,500
1,350,000	Intelsat S.A., 11.250%, 2/04/2017	1,171,125

		1,310,625

	Metals & Mining – 1.7%
180,000	Arch Western Finance LLC, 6.750%, 7/01/2013	179,550
1,000,000	Teck Resources Ltd., 4.750%, 1/15/2022	1,018,001

		1,197,551

	Non-Captive Consumer – 0.6%
100,000	Residential Capital LLC, 9.625%, 5/15/2015	77,500
420,000	Springleaf Finance Corp., Series H, MTN, 5.375%, 10/01/2012	386,400

		463,900

	Non-Captive Diversified – 1.6%
120,000	Aircastle Ltd., 9.750%, 8/01/2018	123,600
360,000	International Lease Finance Corp., 8.625%, 9/15/2015	357,300
700,000	International Lease Finance Corp., Series R, MTN, 6.625%, 11/15/2013	679,000

		1,159,900

	Oil Field Services – 2.4%
675,000	Basic Energy Services, Inc., 7.125%, 4/15/2016	641,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – continued
$190,000	Frac Tech Services LLC/Frac Tech Finance, Inc., 7.125%, 11/15/2018, 144A	$192,850
510,000	OGX Petroleo e Gas Participacoes S.A., 8.500%, 6/01/2018, 144A	456,450
475,000	Precision Drilling Corp., 6.500%, 12/15/2021, 144A	467,875

		1,758,425

	Packaging – 1.3%
460,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A. 7.875%, 8/15/2019, 144A	443,900
635,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A. 8.250%, 2/15/2021, 144A	501,650

		945,550

	Paper – 0.9%
220,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	274,583
200,000	Sappi Papier Holding GmbH, 6.625%, 4/15/2021, 144A	170,000
200,000	Weyerhaeuser Co., 7.375%, 3/15/2032	199,464

		644,047

	Property & Casualty Insurance – 0.5%
350,000	Liberty Mutual Group, Inc., 5.000%, 6/01/2021, 144A	332,518

	Refining – 0.4%
295,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 5/01/2019, 144A	271,400

	Retailers – 1.1%
610,000	Edcon Proprietary Ltd., 4.778%, 6/15/2014, (EUR)(b)	604,763
250,000	Edcon Proprietary Ltd., 9.500%, 3/01/2018, 144A	202,500

		807,263

	Technology – 1.5%
765,000	Audatex North America, Inc., 6.750%, 6/15/2018, 144A	759,262
390,000	First Data Corp., 7.375%, 6/15/2019, 144A	346,125

		1,105,387

	Transportation Services – 0.3%
200,000	Asciano Finance Ltd., 6.000%, 4/07/2023, 144A	211,449

	Wireless – 2.0%
1,500,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	1,458,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – 2.4%
$550,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	$494,735
400,000	Embarq Corp., 7.995%, 6/01/2036	375,318
235,000	Frontier Communications Corp., 9.000%, 8/15/2031	200,337
700,000	Level 3 Escrow, Inc., 8.125%, 7/01/2019, 144A	618,625

		1,689,015

	Total Non-Convertible Bonds (Identified Cost $23,519,918)	21,616,166

Convertible Bonds – 1.8%
	Media Non-Cable – 0.3%
225,000	Interpublic Group of Cos., Inc. (The), 4.750%, 3/15/2023	239,063

	Retailers – 1.0%
680,000	Best Buy Co., Inc., 2.250%, 1/15/2022	678,300

	Technology – 0.5%
300,000	Intel Corp., 3.250%, 8/01/2039	352,875

	Total Convertible Bonds (Identified Cost $1,347,950)	1,270,238

	Total Bonds and Notes (Identified Cost $24,867,868)	22,886,404

Senior Loans – 1.8%
	Automotive – 0.9%
410,000	Chrysler Group LLC, Term Loan, 5/24/2017(c)	356,409
339,150	Chrysler Group LLC, Term Loan, 6.000%, 5/24/2017(b)	294,820

		651,229

	Chemicals – 0.1%
38,447	Arizona Chemical, Inc., New Term Loan B, 4.750%, 11/21/2016(b)	37,646

	Electric – 0.7%
540,285	AES Corporation, New Term Loan, 4.250%, 6/01/2018(b)	527,550

	Wireless – 0.1%
124,375	TowerCo Finance LLC, Term Loan B, 5.250%, 2/02/2017(b)	120,955

	Total Senior Loans (Identified Cost $1,434,527)	1,337,380

Shares	Description	Value (†)
Common Stocks – 10.5%
	Airlines – 0.5%
22,100	Delta Air Lines, Inc.(d)	$165,750
10,000	United Continental Holdings, Inc.(d)	193,800

		359,550

	Beverages – 0.5%
5,900	PepsiCo, Inc.	365,210

	Commercial Services & Supplies – 0.5%
11,500	Waste Management, Inc.	374,440

	Communications Equipment – 1.1%
50,500	Cisco Systems, Inc.	782,245

	Computers & Peripherals – 1.1%
19,100	SanDisk Corp.(d)	770,685

	Diversified Telecommunication Services – 1.1%
13,400	AT&T, Inc.	382,168
11,000	Verizon Communications, Inc.	404,800

		786,968

	Machinery – 0.5%
8,600	Illinois Tool Works, Inc.	357,760

	Oil, Gas & Consumable Fuels – 0.4%
12,000	Chesapeake Energy Corp.	306,600

	Pharmaceuticals – 0.5%
10,400	Eli Lilly & Co.	384,488

	Semiconductors & Semiconductor Equipment – 1.2%
10,300	Broadcom Corp., Class A(d)	342,887
45,600	Teradyne, Inc.(d)	502,056

		844,943

	Software – 0.6%
14,300	Oracle Corp.	410,982

	Specialty Retail – 1.0%
11,100	Home Depot, Inc. (The)	364,857
18,800	Lowe’s Cos., Inc.	363,592

		728,449

	Tobacco – 0.5%
5,400	Philip Morris International, Inc.	336,852

	Trading Companies & Distributors – 0.5%
23,000	United Rentals, Inc.(d)	387,320

	Wireless Telecommunication Services – 0.5%
13,900	Vodafone Group PLC, Sponsored ADR	356,535

	Total Common Stocks (Identified Cost $7,686,106)	7,553,027

Shares	Description	Value (†)
Preferred Stocks – 1.0%
	Non-Captive Diversified – 1.0%
18,000	GMAC Capital Trust I, Series 2, (fixed rate to 2/15/2016, variable rate thereafter), 8.125%	$328,500
16,500	Montpelier Re Holdings Ltd., 8.875%	423,390

	Total Preferred Stocks (Identified Cost $862,500)	751,890

Exchange Traded Funds – 2.1%
32,100	Technology Select Sector SPDR Fund	756,597
23,000	Utilities Select Sector SPDR Fund	773,720

	Total Exchange Traded Funds (Identified Cost $1,500,100)	1,530,317

Par Value(‡)/Contracts/ Shares(††)
Purchased Options – 0.2%
	Over-the-Counter Options on Currency – 0.1%
1,300,000	EUR Put/SGD Call, expiring June 04, 2012 at 1.7000(EUR)(e)(f)	58,311

	Options on Futures Contracts – 0.0%
5	Cotton Future, Call expiring November 11, 2011 at 1500(f)(k)	100
15	Gold 100 oz Future, Call expiring November 22, 2011 at 1900(f)(k)	17,400

		17,500

	Options on Securities – 0.1%
210,000	iShares MSCI Japan Index Fund, Call expiring December 17, 2011 at 10(f)	53,550
11,000	SPDR S&P 500 ETF Trust, Call expiring October 22, 2011 at 130(f)	715

		54,265

	Total Purchased Options (Identified Cost $364,351)	130,076

Principal Amount (‡)
Short-Term Investments – 40.9%
$353,853	Repurchase Agreement with State Street Bank and Trust Company, dated 9/30/2011 at 0.000% to be repurchased at $353,853 on 10/03/2011 collateralized by $360,000 Federal Home Loan Mortgage Corp., 0.900% due 9/12/2014 valued at $360,529; $5,000 U.S. Treasury Note, 1.375% due 5/15/2013 valued at $5,115 including accrued interest(g)(k)	353,853
9,113,898	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2011 at 0.000% to be repurchased at $9,113,898 on 10/03/2011 collateralized by $9,300,000 Federal Home Loan Mortgage Corp., 0.500% due 8/23/2013 valued at $9,300,000 including accrued interest(g)	9,113,898
6,500,000	U.S. Treasury Bills, 0.001%-0.032%, 11/17/2011(h)(i)(j)(k)(m)	6,499,896
13,500,000	U.S. Treasury Bills, 0.020%, 3/22/2012(h)(i)(j)(k)(l)	13,496,800

	Total Short-Term Investments (Identified Cost $29,466,354)	29,464,447

	Total Investments – 88.3% (Identified Cost $66,181,806)(a)	63,653,541
	Other assets less liabilities – 11.7%	8,398,957

	Net Assets – 100.0%	$72,052,498

Par Value(‡)/Contracts/ Shares(††)	Description	Value (†)
Written Options – (0.1)%
	Over-the-Counter Options on Currency – (0.1)%
1,300,000	EUR Put/SGD Call, expiring June 04, 2012 at 1.6000(EUR)(e)(f)	$(32,451)

	Options on Futures Contracts – 0.0%
5	Cotton Future, Call expiring November 11, 2011 at 2000(f)(k)	(25)
15	Gold 100 oz Future, Call expiring November 22, 2011 at 2000(f)(k)	(8,550)

		(8,575)

	Options on Securities – 0.0%
11,000	SPDR S&P 500 ETF Trust, Call expiring October 22, 2011 at 137(f)	(110)

	Total Written Options (Premiums Received $97,445)	$(41,136)

Consolidation

The Fund invests in commodity-related derivatives through its investment in the Loomis Sayles Multi-Asset Real Return Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2011, the value of the Fund’s investment in the subsidiary was $10,101,302, representing 14.0% of the Fund’s net assets.

(‡)	Principal amount/Par Value stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans shall be priced at bid prices supplied by a pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Futures contracts are valued at their most recent settlement price.

Swap agreements are valued based on mid prices supplied by a pricing service, if available, or quotations obtained from broker-dealers.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Options on futures contracts are valued using the current settlement price.

Other exchange-traded options are valued at the average of the closing bid and asked quotations.

Over-the-counter options contracts are valued based on quotations obtained from broker-dealers.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Options on currency are expressed at par value. Options on futures are expressed as number of contracts. Options on securities are expressed as shares.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At September 30, 2011, the net unrealized depreciation on investments based on a cost of $66,212,644 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$242,140
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,801,243)

Net unrealized depreciation	$(2,559,103)

(b)	Variable rate security. Rate as of September 30, 2011 is disclosed.
(c)	Position is unsettled. Contract rate was not determined at September 30, 2011 and does not take effect until settlement date.
(d)	Non-income producing security.
(e)	Counterparty is UBS AG.
(f)	The Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

(g)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(i)	A portion of this security has been pledged as initial margin for open futures contracts.
(j)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or swap agreements.
(k)	A portion of this security is held by Loomis Sayles Multi-Asset Real Return Cayman Fund Ltd., a wholly-owned subsidiary.
(l)	A portion of this security has been pledged as collateral for open forward foreign currency contracts or swap agreements.
(m)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of Rule 144A holdings amounted to $7,669,140 or 10.6% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange Traded Fund
MTN	Medium Term Note
SPDR	Standard & Poor’s Depositary Receipt
EUR	Euro
SGD	Singapore Dollar

Swap Agreements

The Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also make or receive upfront payments. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that the Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Credit default swaps are marked to market daily. Fluctuations in the value of credit default swaps are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as realized gain or loss when received or paid. Upfront fees paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Credit default swaps are privately negotiated and traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. The Fund covers its net obligations under outstanding credit default swaps by segregating or earmarking liquid assets or cash.

At September 30, 2011, the Fund had the following open credit default swap agreements:

Counterparty	Reference Obligation	(Pay)/Receive Fixed Rate	Expiration Date	Notional Value(‡)	Unamortized Up Front Payment Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Buy Protection
Citigroup Global Markets	Masco Corp.	(1.00%)	06/20/2016	$1,000,000	$70,857	$146,287	$75,430	$(306)
JPMorgan Chase	Socialist Republic of Vietnam	(1.00%)	06/20/2016	1,000,000	86,721	152,086	65,365	(306)
Morgan Stanley	CDX 15 EM 500	(5.00%)	06/20/2016	1,500,000	(118,483)	(89,673)	28,810	(2,292)
UBS Securities	CDX 16 EM 500	(5.00%)	12/20/2016	1,000,000	(77,741)	(59,594)	18,147	(1,528)
UBS Securities	France Government	(1.00%)	12/20/2016	1,500,000	118,331	118,331	—	(625)

Total						$30,775	$187,752	$(5,057)

Counterparty	Reference Obligation	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)		Unamortized Up Front Payment Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Sell Protection
JPMorgan Chase	Morgan Stanley	1.00%	09/20/2016	4.90%	$1,000,000		$(66,895)	$(156,761)	$(89,866)	$306
Morgan Stanley	ITRX Crossover Series 15 500	5.00%	06/20/2016	7.64%	1,000,000	*	(72,303)	(122,306)	(50,003)	2,047

Total								$(279,067)	$(139,869)	$2,353

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
*	Notional value denominated in euros.
^	Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	10/25/2011	Australian Dollar	1,960,000	$1,891,945	$(33,531)
Sell[1]	10/24/2011	Australian Dollar	1,250,000	1,206,749	54,226
Sell[1]	10/25/2011	Australian Dollar	2,895,000	2,794,480	77,760
Buy[3]	10/31/2011	Brazilian Real	1,350,000	713,166	(31,250)
Sell[3]	10/31/2011	Brazilian Real	1,350,000	713,166	8,952
Buy[1]	10/11/2011	British Pound	750,000	1,169,469	8,919
Sell[1]	10/11/2011	British Pound	750,000	1,169,469	25,206
Buy[1]	10/07/2011	Canadian Dollar	1,275,000	1,216,599	(76,806)
Sell[1]	10/07/2011	Canadian Dollar	1,275,000	1,216,599	64,937
Buy[1]	10/26/2011	Chilean Peso	370,000,000	709,808	(3,789)
Buy[2]	10/28/2011	Chilean Peso	560,000,000	1,074,000	(32,173)
Sell[1]	10/26/2011	Chilean Peso	370,000,000	709,808	(9,050)
Sell[2]	10/28/2011	Chilean Peso	560,000,000	1,074,000	(6,317)
Buy[3]	10/12/2011	Chinese Renminbi	6,735,000	1,054,734	16,958
Buy[3]	12/14/2011	Chinese Renminbi	8,250,000	1,292,879	21,311
Buy[4]	07/25/2012	Chinese Renminbi	24,300,000	3,827,659	21,103
Sell[3]	10/12/2011	Chinese Renminbi	6,735,000	1,054,734	(21,465)
Sell[3]	12/14/2011	Chinese Renminbi	8,250,000	1,292,879	(12,100)
Sell[4]	07/25/2012	Chinese Renminbi	12,150,000	1,913,829	20,422
Sell[4]	07/25/2012	Chinese Renminbi	12,150,000	1,913,829	(9,739)
Buy[1]	10/06/2011	Euro	2,150,000	2,880,419	(65,274)
Buy[1]	10/19/2011	Euro	800,000	1,071,680	(9,184)
Sell[1]	10/06/2011	Euro	2,150,000	2,880,419	103,004
Sell[1]	10/17/2011	Euro	500,000	669,810	15,215
Sell[1]	10/19/2011	Euro	2,400,000	3,215,040	64,824
Buy[1]	10/07/2011	Indian Rupee	68,600,000	1,400,092	(96,091)
Sell[1]	10/07/2011	Indian Rupee	68,600,000	1,400,092	81,549
Buy[3]	10/06/2011	Malaysian Ringgit	3,325,000	1,041,417	(75,254)
Buy[1]	10/19/2011	Malaysian Ringgit	2,250,000	704,339	(22,170)
Buy[1]	10/27/2011	Malaysian Ringgit	3,450,000	1,079,629	(18,747)
Sell[3]	10/06/2011	Malaysian Ringgit	3,325,000	1,041,417	68,026
Sell[1]	10/19/2011	Malaysian Ringgit	2,250,000	704,339	24,760
Sell[1]	10/27/2011	Malaysian Ringgit	3,450,000	1,079,629	(3,522)
Buy[1]	10/21/2011	Mexican Peso	17,700,000	1,274,137	(16,077)
Sell[1]	10/21/2011	Mexican Peso	17,700,000	1,274,137	61,740
Buy[1]	10/11/2011	New Zealand Dollar	900,000	685,777	(59,117)
Sell[1]	10/11/2011	New Zealand Dollar	900,000	685,777	52,142

Buy[1]	10/24/2011	Philippine Peso	48,000,000	1,096,476	(1,169)
Sell[1]	10/24/2011	Philippine Peso	48,000,000	1,096,476	(17,824)
Buy[1]	10/03/2011	Singapore Dollar	1,350,000	1,032,189	(87,149)
Sell[1]	10/03/2011	Singapore Dollar	1,350,000	1,032,189	82,224
Sell[1]	11/04/2011	South African Rand	5,700,000	702,719	(3,950)
Buy[1]	10/17/2011	South Korean Won	795,000,000	674,324	(43,509)
Sell[1]	10/17/2011	South Korean Won	795,000,000	674,324	44,482

Total					$162,503

At September 30, 2011, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive1 /Units of Currency		Unrealized Appreciation (Depreciation)
10/26/2011	Australian Dollar	765,705	Brazilian Real	1,400,000	$1,475
10/04/2011	Australian Dollar	689,173	Euro	515,000	23,058
10/11/2011	Australian Dollar	694,202	Euro	525,000	32,057
10/04/2011	Euro	515,000	Australian Dollar	700,306	(12,285)
10/11/2011	Euro	525,000	Australian Dollar	697,804	(28,575)
10/20/2011	Euro	530,000	Japanese Yen	56,473,090	22,356
10/20/2011	Euro	270,000	Japanese Yen	28,575,990	8,883
10/06/2011	Euro	385,000	Swiss Franc	438,419	(32,085)
10/06/2011	Swiss Franc	462,739	Euro	385,000	5,252

Total					$20,136

[1]	Counterparty is Credit Suisse.
[2]	Counterparty is Bank of America.
[3]	Counterparty is Morgan Stanley.
[4]	Counterparty is UBS AG.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are limited.

At September 30, 2011, open futures contracts purchased were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	12/20/2011	30	$4,758,750	$79,633

Commodity Futures[5]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	12/21/2011	46	$2,476,812	$(469,975)
Brent Crude Oil	11/15/2012	12	1,164,240	(30,345)
Copper	12/21/2011	11	1,929,675	(597,075)
Corn	03/14/2012	54	1,635,525	(489,363)
Cotton	03/08/2012	21	1,022,910	(58,216)
Heating Oil	11/30/2011	5	583,380	(15,212)
Light Sweet Crude Oil	11/20/2013	33	2,776,620	(270,578)
Nickel	12/21/2011	4	422,400	(128,880)
Palladium	12/28/2011	10	614,550	(39,396)
Silver	12/27/2013	50	7,455,750	(2,484,716)
Soybean	11/14/2011	5	294,750	(29,454)
Soybean Oil	03/14/2012	58	1,764,708	(289,267)
Wheat	03/14/2012	53	1,713,225	(477,470)
Zinc	12/21/2011	29	1,346,869	(306,362)

Total				$(5,686,309)

At September 30, 2011, open futures contracts sold were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	12/16/2011	193	$10,865,900	$368,972
German Euro Bund	12/08/2011	13	2,377,212	(15,176)
10 Year U.S. Treasury Note	12/20/2011	47	6,114,406	(13,305)
30 Year U.S. Treasury Bond	12/20/2011	24	3,423,000	(25,522)

Total				$314,969

Commodity Futures[5]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	12/21/2011	46	$2,476,813	$415,113
Brent Crude Oil	11/15/2011	12	1,210,560	49,368
Brent Crude Oil	10/14/2011	5	513,800	(2,916)
Copper	12/21/2011	11	1,929,675	589,875
Copper High Grade	12/28/2011	10	788,000	28,022
Corn	12/14/2011	41	1,214,625	153,438
Cotton	12/07/2011	19	951,805	80,968
Gasoline	11/30/2011	5	524,370	8,453
Light Sweet Crude Oil	11/16/2012	33	2,713,920	314,292
Nickel	12/21/2011	4	422,400	157,200
Silver	12/27/2012	50	7,525,750	2,494,254
Soybean Oil	12/14/2011	57	1,717,182	292,220
Sugar	02/29/2012	10	283,248	4,005
Wheat	12/14/2011	51	1,553,587	276,678
Zinc	12/21/2011	29	1,346,869	364,956

Total				$5,225,926

[5]	Commodity futures are held by Loomis Sayles Multi-Asset Real Return Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$22,886,404	$—	$22,886,404
Senior Loans*	—	1,337,380	—	1,337,380
Common Stocks*	7,553,027	—	—	7,553,027
Preferred Stocks*	751,890	—	—	751,890
Exchange Traded Funds	1,530,317	—	—	1,530,317
Purchased Options*	71,765	—	58,311	130,076
Short-Term Investments	—	29,464,447	—	29,464,447

Total Investments	9,906,999	53,688,231	58,311	63,653,541

Credit Default Swap Agreements (unrealized appreciation)	—	187,752	—	187,752
Forward Foreign Currency Contracts (unrealized appreciation)	—	1,010,841	—	1,010,841
Futures Contracts (unrealized appreciation)	5,677,447	—	—	5,677,447

Total	$15,584,446	$54,886,824	$58,311	$70,529,581

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(8,685)	$—	$(32,451)	$(41,136)
Credit Default Swap Agreements (unrealized depreciation)	—	(139,869)	—	(139,869)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(828,202)	—	(828,202)
Futures Contracts (unrealized depreciation)	(5,743,228)	—	—	(5,743,228)

Total	$(5,751,913)	$(968,071)	$(32,451)	$(6,752,435)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2011
Purchased Options	$9,180	$—	$(32,819)	$8,983	$76,810	$(3,843)	$—	$—	$58,311	$(18,499)

Liability Valuation Inputs

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Options Closed	Options Written	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2011
Written Options	$—	$—	$—	$5,101	$—	$(37,552)	$—	$—	$(32,451)	$5,101

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts, option contracts and swap agreements (including credit default swaps).

The Fund seeks to maximize real returns through exposure to investments in fixed-income securities, equity securities, currencies, and commodity linked instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of derivative instruments, including forward foreign currency contracts, futures contracts, option contracts and swap agreements. During the period ended September 30, 2011, the Fund used forward foreign currency, futures and options contracts and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended September 30, 2011, the Fund engaged in forward foreign currency transactions for hedging purposes.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet its obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge their credit exposure to issuers of bonds they hold without having to sell the bonds. During the period ended September 30, 2011, the Fund engaged in credit default swap transactions as a protection buyer to hedge their credit exposure.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the period ended September 30, 2011, the Fund engaged in option transactions for hedging purposes.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the period ended September 30, 2011, the Fund engaged in futures contracts for hedging purposes and to manage duration.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts, over-the-counter options and swap agreements. The agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of September 30, 2011, the fair value of derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Morgan Stanley	$(236,801)	$59,986
Bank of America	(38,490)	—
JPMorgan Chase	(4,774)	69,983
UBS AG	(1,948)	—

Forward foreign currency contracts, over-the-counter options and swap agreements are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to net amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of September 30, 2011, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $1,367,525 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $360,452. These amounts do not take into account the value of collateral received by the Fund in the amount of $300,000.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The following is a summary of derivative instruments for the Fund, as of September 30, 2011:

Asset Derivatives	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Interest Rate Contracts	Commodity Contracts
Purchased Options (at value)	$58,311	$54,265	$—	$—	$17,500
Forwards (unrealized appreciation)	1,010,841	—	—	—	—
Futures (unrealized appreciation)	—	368,972	—	79,633	5,228,842
Swaps (unrealized appreciation)	—	—	187,752	—	—

Liability Derivatives	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Interest Rate Contracts	Commodity Contracts
Written Options (at value)	$(32,451)	$(110)	$—	$—	$(8,575)
Forwards (unrealized depreciation)	(828,202)	—	—	—	—
Futures (unrealized depreciation)	—	—	—	(54,003)	(5,689,225)
Swaps (unrealized depreciation)	—	—	(139,869)	—	—

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2011 (Unaudited)

Non-Captive Diversified	2.6%
Oil Field Services	2.4
Wirelines	2.4
Electric	2.3
Independent Energy	2.3
Wireless	2.1
Media Non-Cable	2.1
Exchange Traded Funds	2.1
Airlines	2.1
Retailers	2.1
Technology	2.0
Other Investments, less than 2% each	22.9
Short-Term Investments	40.9

Total Investments	88.3
Other assets less liabilities (including open credit default swap agreements, forward foreign currency contracts, futures contracts and written options)	11.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2011 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
Common Stocks – 93.2% of Net Assets
	Auto Components – 1.5%
24,275	Autoliv, Inc.	$1,177,337
19,850	Tenneco, Inc.(b)	508,359

		1,685,696

	Capital Markets – 3.1%
208,800	Apollo Investment Corp.	1,570,176
130,875	SEI Investments Co.	2,012,857

		3,583,033

	Chemicals – 5.9%
26,225	Airgas, Inc.	1,673,680
36,525	Celanese Corp., Series A	1,188,158
21,325	FMC Corp.	1,474,837
45,100	International Flavors & Fragrances, Inc.	2,535,522

		6,872,197

	Computers & Peripherals – 2.2%
148,525	NCR Corp.(b)	2,508,587

	Consumer Finance – 1.9%
78,425	Ezcorp, Inc., Class A(b)	2,238,250

	Containers & Packaging – 4.4%
92,400	Crown Holdings, Inc.(b)	2,828,364
96,325	Packaging Corp. of America	2,244,372

		5,072,736

	Electric Utilities – 6.5%
50,125	Edison International	1,917,281
110,525	Great Plains Energy, Inc.	2,133,132
90,950	N.V. Energy, Inc.	1,337,875
74,500	PPL Corp.	2,126,230

		7,514,518

	Electrical Equipment – 1.1%
18,875	Cooper Industries PLC	870,515
8,000	Hubbell, Inc., Class B	396,320

		1,266,835

	Electronic Equipment, Instruments & Components – 1.5%
62,750	Arrow Electronics, Inc.(b)	1,743,195

	Energy Equipment & Services – 1.6%
13,475	Dresser-Rand Group, Inc.(b)	546,142
65,425	McDermott International, Inc.(b)	703,973
21,325	Superior Energy Services, Inc.(b)	559,568

		1,809,683

	Food Products – 3.9%
23,350	Corn Products International, Inc.	916,254
27,450	J.M. Smucker Co. (The)	2,000,830

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – continued
20,825	Ralcorp Holdings, Inc.(b)	$1,597,486

		4,514,570

	Health Care Providers & Services – 1.2%
73,450	PSS World Medical, Inc.(b)	1,446,231

	Health Care Technology – 1.0%
65,675	Allscripts Healthcare Solutions, Inc.(b)	1,183,464

	Hotels, Restaurants & Leisure – 0.8%
20,825	Darden Restaurants, Inc.	890,269

	Household Durables – 1.5%
62,750	Jarden Corp.	1,773,315

	Insurance – 5.8%
56,375	Reinsurance Group of America, Inc., Class A	2,590,431
64,700	Willis Group Holdings PLC	2,223,739
103,425	XL Group PLC	1,944,390

		6,758,560

	Internet Software & Services – 1.5%
81,600	Digital River, Inc.(b)	1,691,568

	IT Services – 2.4%
71,025	Broadridge Financial Solutions, Inc.	1,430,444
26,225	Fiserv, Inc.(b)	1,331,443

		2,761,887

	Leisure Equipment & Products – 1.5%
54,400	Hasbro, Inc.	1,773,984

	Life Sciences Tools & Services – 3.0%
34,800	Agilent Technologies, Inc.(b)	1,087,500
60,850	Life Technologies Corp.(b)	2,338,465

		3,425,965

	Machinery – 4.0%
25,500	AGCO Corp.(b)	881,535
13,725	Flowserve Corp.	1,015,650
45,100	Navistar International Corp.(b)	1,448,612
33,325	WABCO Holdings, Inc.(b)	1,261,684

		4,607,481

	Media – 3.1%
86,275	CBS Corp., Class B	1,758,284
49,750	Discovery Communications, Inc., Class A(b)	1,871,595

		3,629,879

	Multi Utilities – 1.4%
81,125	CMS Energy Corp.	1,605,464

	Multiline Retail – 3.1%
58,325	Big Lots, Inc.(b)	2,031,460

Shares	Description	Value (†)
Common Stocks – continued
	Multiline Retail – continued
41,900	Dollar General Corp.(b)	$1,582,144

		3,613,604

	Oil, Gas & Consumable Fuels – 3.2%
13,725	Cimarex Energy Co.	764,483
59,550	El Paso Corp.	1,040,934
15,925	Noble Energy, Inc.	1,127,490
11,025	Pioneer Natural Resources Co.	725,114

		3,658,021

	Pharmaceuticals – 2.6%
31,636	Valeant Pharmaceuticals International, Inc.	1,174,328
126,225	Warner Chilcott PLC, Class A(b)	1,805,018

		2,979,346

	Professional Services – 4.0%
55,150	Towers Watson & Co., Class A	3,296,867
37,975	Verisk Analytics, Inc., Class A(b)	1,320,391

		4,617,258

	REITs - Apartments – 1.8%
92,875	Apartment Investment & Management Co., Class A	2,054,395

	REITs - Hotels – 1.4%
147,998	Host Hotels & Resorts, Inc.	1,619,098

	REITs - Office Property – 1.1%
21,225	SL Green Realty Corp.	1,234,234

	REITs - Shopping Centers – 1.2%
95,800	Kimco Realty Corp.	1,439,874

	Semiconductors & Semiconductor Equipment – 3.8%
42,950	Altera Corp.	1,354,214
46,400	Avago Technologies Ltd.	1,520,528
86,525	Skyworks Solutions, Inc.(b)	1,552,258

		4,427,000

	Software – 5.2%
35,300	Adobe Systems, Inc.(b)	853,201
27,625	Intuit, Inc.(b)	1,310,530
112,550	Nuance Communications, Inc.(b)	2,291,518
102,275	Parametric Technology Corp.(b)	1,572,989

		6,028,238

	Textiles, Apparel & Luxury Goods – 1.8%
21,250	PVH Corp.	1,237,600
7,000	VF Corp.	850,640

		2,088,240

	Tobacco – 2.3%
23,525	Lorillard, Inc.	2,604,217

	Trading Companies & Distributors – 0.9%
30,150	WESCO International, Inc.(b)	1,011,533

Shares	Description	Value (†)
Common Stocks – continued
	Total Common Stocks (Identified Cost $120,636,931)	107,732,425

Closed End Investment Companies – 1.6%
131,600	Ares Capital Corp. (Identified Cost $1,924,322)	$1,812,132

Principal Amount
Short-Term Investments – 3.8%
$ 4,351,538	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2011 at 0.000% to be repurchased at $4,351,538 on 10/03/2011 collateralized by $4,005,000 Federal National Mortgage Association, 4.125% due 4/15/2014 valued at $4,440,544 including accrued interest(c) (Identified Cost $4,351,538)	4,351,538

	Total Investments – 98.6% (Identified Cost $126,912,791)(a)	113,896,095
	Other assets less liabilities – 1.4%	1,642,047

	Net Assets – 100.0%	$115,538,142

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2011, the net unrealized depreciation on investments based on a cost of $126,912,791 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,127,747
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(15,144,443)

Net unrealized depreciation	$(13,016,696)

At December 31, 2010, the Fund had a capital loss carryforward of $279,086 which expires on December 31, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs     Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$107,732,425	$—	$—	$107,732,425
Closed End Investment Companies	1,812,132	—	—	1,812,132
Short-Term Investments	—	4,351,538	—	4,351,538

Total	$109,544,557	$4,351,538	$—	$113,896,095

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2011 (Unaudited)

Electric Utilities	6.5%
Chemicals	5.9
Insurance	5.8
Software	5.2
Containers & Packaging	4.4
Professional Services	4.0
Machinery	4.0
Food Products	3.9
Semiconductors & Semiconductor Equipment	3.8
Oil, Gas & Consumable Fuels	3.2
Media	3.1
Multiline Retail	3.1
Capital Markets	3.1
Life Sciences Tools & Services	3.0

Pharmaceuticals	2.6
IT Services	2.4
Tobacco	2.3
Computers & Peripherals	2.2
Other Investments, less than 2% each	26.3
Short-Term Investments	3.8

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2011 (Unaudited)

Westpeak ActiveBeta® Equity Fund

Shares	Description	Value (†)
Common Stocks – 100.4% of Net Assets
	Aerospace & Defense – 2.6%
317	General Dynamics Corp.	$18,034
209	Honeywell International, Inc.	9,177
220	ITT Corp.	9,240
306	L-3 Communications Holdings, Inc.	18,963
95	Lockheed Martin Corp.	6,901
333	Northrop Grumman Corp.	17,369
74	Precision Castparts Corp.	11,504
1,051	Textron, Inc.	18,540
254	United Technologies Corp.	17,871

		127,599

	Airlines – 0.3%
2,054	Southwest Airlines Co.	16,514

	Automobiles – 0.7%
2,041	Ford Motor Co.(b)	19,736
502	Harley-Davidson, Inc.	17,234

		36,970

	Beverages – 2.3%
720	Coca-Cola Co. (The)	48,643
1,007	Coca-Cola Enterprises, Inc.	25,054
831	Constellation Brands, Inc., Class A(b)	14,958
247	Dr Pepper Snapple Group, Inc.	9,579
259	PepsiCo, Inc.	16,032

		114,266

	Biotechnology – 0.8%
198	Amgen, Inc.	10,880
289	Biogen Idec, Inc.(b)	26,920

		37,800

	Building Products – 0.1%
618	Masco Corp.	4,400

	Capital Markets – 1.1%
120	Ameriprise Financial, Inc.	4,723
161	Bank of New York Mellon Corp.	2,993
219	Goldman Sachs Group, Inc. (The)	20,707
622	Janus Capital Group, Inc.	3,732
1,590	Morgan Stanley	21,465
102	State Street Corp.	3,280

		56,900

	Chemicals – 1.0%
139	CF Industries Holdings, Inc.	17,151
188	Dow Chemical Co. (The)	4,223
222	E.I. du Pont de Nemours & Co.	8,873
59	Eastman Chemical Co.	4,043
68	International Flavors & Fragrances, Inc.	3,823

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – continued
226	Monsanto Co.	$13,569

		51,682

	Commercial Banks – 1.8%
1,230	Fifth Third Bancorp	12,423
2,901	KeyCorp	17,203
319	PNC Financial Services Group, Inc.	15,372
407	SunTrust Banks, Inc.	7,306
1,549	Wells Fargo & Co.	37,362

		89,666

	Commercial Services & Supplies – 0.9%
485	Iron Mountain, Inc.	15,336
515	Pitney Bowes, Inc.	9,682
1,255	RR Donnelley & Sons Co.	17,720

		42,738

	Communications Equipment – 1.5%
972	Cisco Systems, Inc.	15,056
799	JDS Uniphase Corp.(b)	7,966
436	Motorola Solutions, Inc.	18,269
652	QUALCOMM, Inc.	31,707

		72,998

	Computers & Peripherals – 5.1%
429	Apple, Inc.(b)	163,526
664	Dell, Inc.(b)	9,396
464	EMC Corp.(b)	9,739
1,335	Hewlett-Packard Co.	29,971
639	Lexmark International, Inc., Class A(b)	17,272
322	SanDisk Corp.(b)	12,993
528	Western Digital Corp.(b)	13,580

		256,477

	Construction & Engineering – 0.3%
323	Fluor Corp.	15,036

	Consumer Finance – 1.2%
218	American Express Co.	9,788
609	Capital One Financial Corp.	24,135
1,079	Discover Financial Services	24,752

		58,675

	Containers & Packaging – 0.5%
194	Ball Corp.	6,018
185	Bemis Co., Inc.	5,423
889	Sealed Air Corp.	14,846

		26,287

	Distributors – 0.1%
108	Genuine Parts Co.	5,486

	Diversified Consumer Services – 0.4%
294	Apollo Group, Inc., Class A(b)	11,646

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Consumer Services – continued
246	DeVry, Inc.	$9,092

		20,738

	Diversified Financial Services – 2.5%
2,179	Bank of America Corp.	13,336
1,194	Citigroup, Inc.	30,590
1,652	JPMorgan Chase & Co.	49,758
275	Leucadia National Corp.	6,237
560	Moody’s Corp.	17,052
253	NASDAQ OMX Group, Inc. (The)(b)	5,854

		122,827

	Diversified Telecommunication Services – 2.5%
2,442	AT&T, Inc.	69,646
1,476	Verizon Communications, Inc.	54,317

		123,963

	Electric Utilities – 0.1%
173	FirstEnergy Corp.	7,769

	Electrical Equipment – 0.1%
65	Roper Industries, Inc.	4,479

	Electronic Equipment, Instruments & Components – 0.2%
614	Jabil Circuit, Inc.	10,923

	Energy Equipment & Services – 2.9%
362	Baker Hughes, Inc.	16,710
82	Cameron International Corp.(b)	3,406
350	FMC Technologies, Inc.(b)	13,160
677	Halliburton Co.	20,662
326	Helmerich & Payne, Inc.	13,236
559	Nabors Industries Ltd.(b)	6,853
618	National-Oilwell Varco, Inc.	31,654
248	Rowan Cos., Inc.(b)	7,487
537	Schlumberger Ltd.	32,075

		145,243

	Food & Staples Retailing – 2.8%
205	Costco Wholesale Corp.	16,834
931	CVS Caremark Corp.	31,263
682	Safeway, Inc.	11,342
2,092	SUPERVALU, Inc.	13,933
448	Wal-Mart Stores, Inc.	23,251
800	Walgreen Co.	26,312
288	Whole Foods Market, Inc.	18,809

		141,744

	Food Products – 1.7%
426	ConAgra Foods, Inc.	10,318
2,429	Dean Foods Co.(b)	21,545
376	Hormel Foods Corp.	10,159
313	Kraft Foods, Inc., Class A	10,511
107	Mead Johnson Nutrition Co.	7,365

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – continued
1,332	Tyson Foods, Inc., Class A	$23,123

		83,021

	Gas Utilities – 0.3%
245	Oneok, Inc.	16,180

	Health Care Equipment & Supplies – 0.9%
207	Baxter International, Inc.	11,621
305	Covidien PLC	13,450
109	Edwards Lifesciences Corp.(b)	7,770
28	Intuitive Surgical, Inc.(b)	10,200
75	St. Jude Medical, Inc.	2,714

		45,755

	Health Care Providers & Services – 5.4%
529	Aetna, Inc.	19,229
714	AmerisourceBergen Corp.	26,611
295	Cardinal Health, Inc.	12,355
569	CIGNA Corp.	23,864
982	Coventry Health Care, Inc.(b)	28,291
614	Humana, Inc.	44,656
301	McKesson Corp.	21,883
91	Quest Diagnostics, Inc.	4,492
1,173	UnitedHealth Group, Inc.	54,099
527	WellPoint, Inc.	34,402

		269,882

	Health Care Technology – 0.4%
262	Cerner Corp.(b)	17,952

	Hotels, Restaurants & Leisure – 2.3%
81	Chipotle Mexican Grill, Inc.(b)	24,539
190	McDonald’s Corp.	16,686
488	Starbucks Corp.	18,197
823	Wyndham Worldwide Corp.	23,464
195	Wynn Resorts Ltd.	22,440
171	Yum! Brands, Inc.	8,446

		113,772

	Household Durables – 0.8%
152	Fortune Brands, Inc.	8,220
527	Harman International Industries, Inc.	15,062
538	Leggett & Platt, Inc.	10,647
416	Newell Rubbermaid, Inc.	4,938

		38,867

	Household Products – 1.2%
93	Colgate-Palmolive Co.	8,247
859	Procter & Gamble Co. (The)	54,272

		62,519

	Independent Power Producers & Energy Traders – 1.2%
1,792	AES Corp. (The)(b)	17,490
599	Constellation Energy Group, Inc.	22,798

Shares	Description	Value (†)
Common Stocks – continued
	Independent Power Producers & Energy Traders – continued
822	NRG Energy, Inc.(b)	$17,435

		57,723

	Industrial Conglomerates – 2.0%
5,520	General Electric Co.	84,125
356	Tyco International Ltd.	14,507

		98,632

	Insurance – 1.9%
796	American International Group, Inc.(b)	17,472
187	Berkshire Hathaway, Inc., Class B(b)	13,285
1,102	Hartford Financial Services Group, Inc. (The)	17,786
760	Lincoln National Corp.	11,879
179	Marsh & McLennan Cos., Inc.	4,751
297	Prudential Financial, Inc.	13,917
728	Unum Group	15,259

		94,349

	Internet & Catalog Retail – 1.4%
174	Amazon.com, Inc.(b)	37,624
193	Expedia, Inc.	4,970
101	Netflix, Inc.(b)	11,429
39	Priceline.com, Inc.(b)	17,529

		71,552

	Internet Software & Services – 1.2%
526	eBay, Inc.(b)	15,512
67	Google, Inc., Class A(b)	34,463
268	VeriSign, Inc.	7,668

		57,643

	IT Services – 5.0%
321	Accenture PLC, Class A	16,910
84	Automatic Data Processing, Inc.	3,961
645	Computer Sciences Corp.	17,318
601	Fidelity National Information Services, Inc.	14,616
248	Fiserv, Inc.(b)	12,591
592	International Business Machines Corp.	103,618
71	MasterCard, Inc., Class A	22,518
1,379	SAIC, Inc.(b)	16,286
442	Teradata Corp.(b)	23,660
400	Total System Services, Inc.	6,772
134	Visa, Inc., Class A	11,487

		249,737

	Leisure Equipment & Products – 0.1%
230	Mattel, Inc.	5,955

	Life Sciences Tools & Services – 0.5%
179	Agilent Technologies, Inc.(b)	5,594
211	Life Technologies Corp.(b)	8,109
215	Thermo Fisher Scientific, Inc.(b)	10,887

		24,590

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 1.0%
259	Caterpillar, Inc.	$19,124
126	Deere & Co.	8,136
149	Joy Global, Inc.	9,295
118	Pall Corp.	5,003
64	Parker Hannifin Corp.	4,040
69	Snap-on, Inc.	3,064

		48,662

	Media – 3.0%
1,489	CBS Corp., Class B	30,346
1,978	Comcast Corp., Class A	41,340
1,924	Gannett Co., Inc.	18,336
344	McGraw-Hill Cos., Inc. (The)	14,104
399	News Corp., Class A	6,172
123	Time Warner Cable, Inc.	7,708
413	Viacom, Inc., Class B	16,000
45	Washington Post Co. (The), Class B	14,714

		148,720

	Metals & Mining – 1.2%
1,904	Alcoa, Inc.	18,221
190	Cliffs Natural Resources, Inc.	9,722
553	Freeport-McMoRan Copper & Gold, Inc.	16,839
410	Nucor Corp.	12,973

		57,755

	Multi Utilities – 1.4%
624	Ameren Corp.	18,576
674	CenterPoint Energy, Inc.	13,224
172	CMS Energy Corp.	3,404
270	DTE Energy Co.	13,235
321	Integrys Energy Group, Inc.	15,607
299	NiSource, Inc.	6,393

		70,439

	Multiline Retail – 1.6%
234	Big Lots, Inc.(b)	8,150
468	J.C. Penney Co., Inc.	12,533
71	Kohl’s Corp.	3,486
1,292	Macy’s, Inc.	34,005
248	Nordstrom, Inc.	11,329
224	Target Corp.	10,985

		80,488

	Office Electronics – 0.3%
2,096	Xerox Corp.	14,609

	Oil, Gas & Consumable Fuels – 12.5%
271	Alpha Natural Resources, Inc.(b)	4,794
238	Anadarko Petroleum Corp.	15,006
77	Apache Corp.	6,178
343	Cabot Oil & Gas Corp.	21,235
557	Chesapeake Energy Corp.	14,231
1,191	Chevron Corp.	110,191

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
1,059	ConocoPhillips	$67,056
127	CONSOL Energy, Inc.	4,309
1,036	El Paso Corp.	18,109
299	EQT Corp.	15,955
2,471	ExxonMobil Corp.	179,469
101	Hess Corp.	5,298
1,376	Marathon Oil Corp.	29,694
444	Marathon Petroleum Corp.	12,015
178	Murphy Oil Corp.	7,861
287	Occidental Petroleum Corp.	20,521
284	Range Resources Corp.	16,603
1,871	Tesoro Corp.(b)	36,428
1,476	Valero Energy Corp.	26,243
499	Williams Cos., Inc. (The)	12,146

		623,342

	Paper & Forest Products – 0.5%
984	International Paper Co.	22,878
100	MeadWestvaco Corp.	2,456

		25,334

	Personal Products – 0.4%
231	Estee Lauder Cos., Inc. (The), Class A	20,291

	Pharmaceuticals – 4.5%
216	Abbott Laboratories	11,046
82	Allergan, Inc.	6,755
120	Bristol-Myers Squibb Co.	3,766
481	Eli Lilly & Co.	17,783
659	Forest Laboratories, Inc.(b)	20,291
888	Johnson & Johnson	56,574
307	Merck & Co., Inc.	10,042
4,739	Pfizer, Inc.	83,785
212	Watson Pharmaceuticals, Inc.(b)	14,469

		224,511

	Real Estate Management & Development – 0.1%
480	CB Richard Ellis Group, Inc., Class A(b)	6,461

	REITs - Apartments – 0.3%
26	AvalonBay Communities, Inc.	2,965
253	Equity Residential	13,123

		16,088

	REITs - Diversified – 0.6%
178	Vornado Realty Trust	13,282
1,156	Weyerhaeuser Co.	17,976

		31,258

	REITs - Office Property – 0.1%
47	Boston Properties, Inc.	4,188

	REITs - Regional Malls – 0.2%
107	Simon Property Group, Inc.	11,768

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Shopping Centers – 0.1%
283	Kimco Realty Corp.	$4,254

	REITs - Warehouse/Industrials – 0.1%
130	ProLogis, Inc.	3,153

	Road & Rail – 0.4%
256	CSX Corp.	4,780
73	Norfolk Southern Corp.	4,454
119	Union Pacific Corp.	9,719

		18,953

	Semiconductors & Semiconductor Equipment – 2.9%
472	Altera Corp.	14,882
165	Analog Devices, Inc.	5,156
1,057	Applied Materials, Inc.	10,940
1,690	Intel Corp.	36,048
175	KLA-Tencor Corp.	6,699
2,379	LSI Corp.(b)	12,323
3,392	Micron Technology, Inc.(b)	17,096
345	Novellus Systems, Inc.(b)	9,405
699	NVIDIA Corp.(b)	8,737
1,577	Teradyne, Inc.(b)	17,363
191	Texas Instruments, Inc.	5,090
91	Xilinx, Inc.	2,497

		146,236

	Software – 3.2%
487	CA, Inc.	9,452
706	Compuware Corp.(b)	5,408
383	Electronic Arts, Inc.(b)	7,832
3,184	Microsoft Corp.	79,250
1,439	Oracle Corp.	41,357
1,006	Symantec Corp.(b)	16,398

		159,697

	Specialty Retail – 4.4%
331	Abercrombie & Fitch Co., Class A	20,376
628	AutoNation, Inc.(b)	20,586
39	AutoZone, Inc.(b)	12,448
263	Bed Bath & Beyond, Inc.(b)	15,073
711	Best Buy Co., Inc.	16,566
202	CarMax, Inc.(b)	4,818
934	GameStop Corp., Class A(b)	21,575
321	Gap, Inc. (The)	5,213
170	Home Depot, Inc.	5,588
752	Limited Brands, Inc.	28,960
570	Lowe’s Cos., Inc.	11,024
119	O’Reilly Automotive, Inc.(b)	7,929
179	Ross Stores, Inc.	14,086
855	Staples, Inc.	11,371
283	Tiffany & Co.	17,212
144	TJX Cos., Inc. (The)	7,988

		220,813

Shares	Description	Value (†)
Common Stocks – continued
	Textiles, Apparel & Luxury Goods – 1.1%
348	Coach, Inc.	$18,037
143	Ralph Lauren Corp.	18,547
143	VF Corp.	17,377

		53,961

	Tobacco – 1.6%
391	Altria Group, Inc.	10,483
123	Lorillard, Inc.	13,616
703	Philip Morris International, Inc.	43,853
295	Reynolds American, Inc.	11,057

		79,009

	Trading Companies & Distributors – 0.4%
238	Fastenal Co.	7,921
74	W.W. Grainger, Inc.	11,066

		18,987

	Wireless Telecommunication Services – 0.4%
5,924	Sprint Nextel Corp.(b)	18,009

	Total Common Stocks (Identified Cost $5,399,734)	5,006,295

	Total Investments – 100.4% (Identified Cost $5,399,734)(a)	5,006,295
	Other assets less liabilities – (0.4)%	(21,055)

	Net Assets – 100.0%	$4,985,240

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2011, the net unrealized depreciation on investments based on a cost of $5,399,734 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$255,130
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(648,569)

Net unrealized depreciation	$(393,439)

(b)	Non-income producing security.

REITs     Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$5,006,295	$—	$—	$5,006,295

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2011 (Unaudited)

Oil, Gas & Consumable Fuels	12.5%
Health Care Providers & Services	5.4
Computers & Peripherals	5.1
IT Services	5.0
Pharmaceuticals	4.5
Specialty Retail	4.4
Software	3.2
Media	3.0
Semiconductors & Semiconductor Equipment	2.9
Energy Equipment & Services	2.9
Food & Staples Retailing	2.8
Aerospace & Defense	2.6
Diversified Telecommunication Services	2.5
Diversified Financial Services	2.5
Beverages	2.3
Hotels, Restaurants & Leisure	2.3
Industrial Conglomerates	2.0
Other Investments, less than 2% each	34.5

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/S/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	November 22, 2011

By:	/S/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer

Date:	November 22, 2011